As filed with the Securities and Exchange Commission on March 25, 2020 Securities Act File No. 333-94671 Investment Company Act File No. 811-09781

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 192	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 192	[X]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 ___________________ FORM N-1A

PFS Funds (Exact Name of Registrant as Specified in Charter)

1939 Friendship Drive, Suite C, El Cajon, California 92020 (Address of Principal Executive Offices, Zip Code)

Registrant's Telephone Number, including Area Code: (619) 588-9700

CT Corporation 155 Federal St., Suite 700, Boston, MA 02110 (Name and Address of Agent for Service)

With Copies to:

Ross Provence	John H. Lively
PFS Funds	Practus, LLP
1939 Friendship Drive, Suite C	11300 Tomahawk Creek Parkway, Ste. 310
El Cajon, California 92020	Leawood, KS 66211

It is proposed that this filing will become effective:
[	] immediately upon filing pursuant to paragraph (b);
[	] on (date) pursuant to paragraph (b);
[	] 60 days after filing pursuant to paragraph (a)(1);
[	] on (date) pursuant to paragraph (a)(1);
[X] 75 days after filing pursuant to paragraph (a)(2); or
[	] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[	] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A

FORM N-1A
PROSPECTUS

Conquer Risk Funds

Conquer Risk Managed Volatility Fund
Ticker [_____]

Conquer Risk Tactical Rotation Fund
Ticker [_____]

Conquer Risk Tactical Opportunities Fund
Ticker [_____]

Conquer Risk Defensive Bull Fund
Ticker [_____]

Prospectus ______, 2020

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by calling or sending an email request.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary. As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities, nor has the Commission determined that this Prospectus is complete or accurate. Any representation to the contrary is a criminal offense.

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF SUCH STATE.

Table of Contents

Summary Section – Conquer Risk Managed Volatility Fund	1
Investment Objective	1
Fees and Expenses of the Fund	1
The Principal Investment Strategy of the Fund	2
The Principal Risks of Investing in the Fund	2
Performance History	5

Summary Section – Conquer Risk Tactical Rotation Fund	6
Investment Objective	6
Fees and Expenses of the Fund	6
The Principal Investment Strategy of the Fund	7
The Principal Risks of Investing in the Fund	8
Performance History	10

Summary Section – Conquer Risk Tactical Opportunities Fund	12
Investment Objective	12
Fees and Expenses of the Fund	12
The Principal Investment Strategy of the Fund	13
The Principal Risks of Investing in the Fund	14
Performance History	16

Summary Section – Conquer Risk Defensive Bull Fund	18
Investment Objective	18
Fees and Expenses of the Fund	18
The Principal Investment Strategy of the Fund	19
The Principal Risks of Investing in the Fund	19
Performance History	22

General Summary Information	23
Purchase and Sale of Fund Shares	23
Tax Information	23
Payments to Broker-Dealers and Other Financial Intermediaries	23
Investment Objective, Principal Investment Strategies, Related Risks, and
Disclosure of Portfolio Holdings	24
The Investment Selection Process Used by the Funds	24
The Principal Risks of Investing in the Funds	24

Management	28
The Investment Advisor	28

Shareholder Information	30
Instructions for Opening and Adding to an Account	33
Instructions for Selling Fund Shares	35
Dividends and Distributions	38
Market Timing	38
Taxes	39
PRIVACY NOTICE	41
Other Fund Service Providers	42

Summary Section – Conquer Risk Managed Volatility Fund

Investment Objective

The Conquer Risk Managed Volatility Fund (the “Fund”) seeks total return.

Fees and Expenses of the Fund

The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Redemption Fees	None

Annual Fund Operating Expenses (expenses
that you pay each year as a percentage of the
value of your investment)

Management Fees	1.25%
Distribution 12b-1 Fees	0.00%
Other Expenses(a)	0.__%
Acquired Fund Fees and Expenses(a)	0.__%
Total Annual Fund Operating Expenses	1.__%

(a)Based on estimated amounts for the current fiscal period.

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years
$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

The Principal Investment Strategy of the Fund

This Fund seeks total return by constructing a portfolio that is comprised, under normal market conditions, of exchange traded funds ("ETFs"), mutual funds (open-end investment companies) registered under the Investment Company Act of 1940 and/or cash and cash equivalents. The ETFs and mutual funds in which the Fund may invest are referred to as "underlying funds" throughout this Prospectus. The underlying funds generally invest in fixed income securities and equity securities. The underlying funds may invest in high-yield fixed income securities (also known as “junk bonds”). The underlying funds may invest in both domestic and international securities. The Fund may use leverage and inverse strategies through investing in underlying funds that use leverage and inverse strategies.

Potomac Fund Management, Inc., the investment advisor to the Fund (the “Advisor”), utilizes technical analysis based quantitative systems to guide its decision-making process for the Fund. The systems utilized by the Fund attempt to assess the level of market risk that exist at any particular time, which, in turn, guides the Advisor’s determinations as to whether the Fund should be fully invested in the market or hold more significant cash positions.

The Advisor’s investment process seeks to identify trends to determine the strength or weakness in the current market environment. This part of the Advisor’s process analyzes over 100 technical trading indicators built through a multitude of programming platforms. Each indicator is rigorously tested on an individual basis to determine the combinations that provide what the Advisor perceives to be the best indication of market direction. The technical trading indicators are then combined into sophisticated algorithmic composites that guide the Advisor’s decision-making process. The raw data used in our systems include, but are not limited to: S&P 500, Dow Jones Industrial Average, Russell 2000, S&P 400 Mid Cap, NASDAQ 100, Dow Transports, Dow Utilities, Dow Corporate Bonds, Index Advance Decline, Trading Volume and High/Lows, Prime Rate, Discount Rate, Treasury Bill Rate, Fed Funds Rate, Commodity Research Bureau, Commercial Longs and Shorts, NYSE Short Interest, AAII Bullish and Bearish Percentages. The raw data is analyzed using technical tools, such as moving averages, Bollinger bands, relative strength, stochastics, oscillators, intermarket analysis, trend following and counter trend analysis.

The Advisor actively allocates the Fund’s assets across fixed income and alternative underlying funds that demonstrate low volatility and favorable risk adjusted returns. Risk-managed policies employ the use of cash or money market funds during adverse conditions; these positions could at times be 100%. Leveraged and inverse underlying funds may be used from time to time. The Fund may also engage in short-term trading and have a portfolio turnover rate in excess of 100%.

The Principal Risks of Investing in the Fund

Risks of Exchange Traded Funds and Mutual Funds. To the extent that the Fund invests in ETFs and mutual funds, the Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) that may be paid by the underlying funds. These expenses would be in addition to the advisory fee and other expenses that the Fund bears in connection with its own operations. Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index. In addition, the Fund will indirectly bear a proportionate share of expenses, including any management fees, paid by each ETF in which the Fund invests. Such expenses are in addition to the operating expenses of the Fund, which are borne directly by shareholders of the Fund.

Portfolio Turnover Risk. The Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund's performance, and may produce increased taxable distributions.

Leveraged ETF Risks. The net asset value and market price of leveraged ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions. Most leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

Inverse ETF Risks. Inverse ETFs seek investment results that are the opposite of the daily performance of an underlying index or basket of stocks. Investors will lose money when the Index rises — a result that is the opposite from traditional funds.

Risk of Non-Diversification. The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is "diversified.” Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment. Because the Fund may invest a significant percentage of its assets in a single ETF, mutual fund and/or money market fund, and at times may hold only one such position along with a cash or cash equivalent position, there is a risk that events negatively affecting these fewer positions will have a greater negative impact on the Fund’s performance.

Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

Management Risks. The Advisor's implementation of the Fund's strategy may fail to produce the intended results. In circumstances where the Advisor establishes high-conviction positions, it is possible the results of the trend analysis will be incorrect and the high-conviction trade (i.e., the leveraged position) will not produce the desired results; in such circumstances, the losses that the Fund could experience could be greater than they would otherwise be had the Fund not taken the leveraged position.

Quantitative/Trend Model Risk. The risk that investments selected using quantitative models to identify market trends may perform differently from the market as a whole or from their expected performance. There can be no assurance that use of a quantitative trend model will enable the Fund to achieve positive returns or outperform the market.

The Fund may invest in ETFs, mutual funds and securities that carry the risks described below:

Risks in General. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is risk that these and other factors may adversely affect the Fund's performance. You could lose money by investing in the Fund.

Risks of Fixed Income Securities. Fixed income securities fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Fund invests in underlying funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the underlying funds’ ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the Fund’s return.

Foreign Risk. The Fund may invest in underlying funds that hold foreign securities, including American Depositary Receipts (ADRs). ADRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. ADRs are subject to risks similar to those associated with direct investment in foreign securities. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. These risks include adverse political, social and economic developments, differing auditing and legal standards, war, expropriation and nationalization.

Emerging Markets Risk. Emerging market issuers may be subject to a greater risk of loss than investments in issuers located or operating in more developed markets. Emerging markets may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed markets. Emerging markets often have less uniformity in accounting and reporting requirements, less reliable securities valuations and greater risk associated with custody of securities than developed markets.

Risks of Equity Securities. The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual companies, the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Risks of Derivatives. Underlying funds in the Fund's portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. If the underlying fund is not successful in employing such instruments in managing its portfolio, the Fund's performance will be worse than if it did not invest in underlying funds employing such strategies. Successful use by an underlying fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, underlying funds will pay commissions and other costs in connection with such investments, which may increase the Fund's expenses and reduce the return. In utilizing certain derivatives, an underlying fund's losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Performance History

Past performance (before and after taxes) of the Fund is no guarantee of how it will perform in the future. Past performance provides some indication of the risks of investing in the Fund. There is no performance information for the Fund since the Fund has not completed one full calendar year of operation as of the date of this prospectus. Performance data current to the most recent month end may be obtained by calling 1-888-768-6622.

Management Investment Advisor

Potomac Fund Management, Inc.

Portfolio Manager

Manish Khatta has managed the Fund since its inception in _____, 2020. Mr. Khatta is the President and Chief Investment Officer of the Advisor.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries”.

Summary Section – Conquer Risk Tactical Rotation Fund

Investment Objective

The Conquer Risk Tactical Rotation Fund (the “Fund”) seeks growth and income.

Fees and Expenses of the Fund

The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Redemption Fees	None

Annual Fund Operating Expenses (expenses that you pay
each year as a percentage of the value of your investment)

Management Fees	1.25%
Distribution 12b-1 Fees	0.00%
Other Expenses(a)	0.__%
Acquired Fund Fees and Expenses(a)	0.__%
Total Annual Fund Operating Expenses	1.__%

(a)Based on estimated amounts for the current fiscal period.

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years
$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

The Principal Investment Strategy of the Fund

This Fund seeks growth and income by constructing a portfolio that is comprised, under normal market conditions, of exchange traded funds ("ETFs"), mutual funds (open-end investment companies) registered under the Investment Company Act of 1940 and/or cash and cash equivalents. The ETFs and mutual funds in which the Fund may invest are referred to as "underlying funds" throughout this Prospectus. The underlying funds generally invest in equity securities and fixed income securities. The underlying funds may invest in both domestic and international securities. The Fund may use leverage and inverse strategies through investing in underlying funds that use leverage and inverse strategies.

The Advisor utilizes technical analysis based quantitative systems to guide its decision-making process for the Fund. The systems utilized by the Fund attempt to assess the level of market risk that exist at any particular time, which, in turn, guides the Advisor’s determinations as to whether the Fund should be fully invested in the market or hold more significant cash positions.

The Advisor’s investment process seeks to identify trends to determine the strength or weakness in the current market environment. This part of the Advisor’s process analyzes over 100 technical trading indicators built through a multitude of programming platforms. Each indicator is rigorously tested on an individual basis to determine the combinations that provide what the Advisor perceives to be the best indication of market direction. The technical trading indicators are then combined into sophisticated algorithmic composites that guide the Advisor’s decision-making process. The raw data used in our systems include, but are not limited to: S&P 500, Dow Jones Industrial Average, Russell 2000, S&P 400 Mid Cap, NASDAQ 100, Dow Transports, Dow Utilities Dow Corporate Bonds, Index Advance Decline, Trading Volume and High/Lows, Prime Rate, Discount Rate, Treasury Bill Rate, Fed Funds Rate, Commodity Research Bureau, Commercial Longs and Shorts, NYSE Short Interest, AAII Bullish and Bearish Percentages. The raw data is analyzed using technical tools, such as moving averages, Bollinger bands, relative strength, stochastics, oscillators, intermarket analysis, trend following and counter trend analysis.

The Advisor actively allocates the Fund’s assets across equity and fixed income ETF’s and mutual funds overweighting those investments that exhibit the best risk-to-reward ratio. If the Advisor’s algorithmic composites point to a rising market, the Fund may have a higher proportion of equity ETFs and mutual funds. During a downward trending markets, the Advisor will limit the Fund’s investments to low volatility ETFs, mutual funds and cash in an overall effort to reduce downside exposure. Specialty investments, such as leveraged and inverse ETF’s, may be used from time to time to hedge risk and provide for smoother returns. Risk-managed policies employ the use of cash or money market funds during adverse conditions; these positions could at times be 100%. The Fund may also engage in short-term trading and have a portfolio turnover rate in excess of 100%.

The Principal Risks of Investing in the Fund

Risks of Exchange Traded Funds and Mutual Funds. To the extent that the Fund invests in ETFs and mutual funds, the Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) that may be paid by the underlying funds. These expenses would be in addition to the advisory fee and other expenses that the Fund bears in connection with its own operations. Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index. In addition, the Fund will indirectly bear a proportionate share of expenses, including any management fees, paid by each ETF in which the Fund invests. Such expenses are in addition to the operating expenses of the Fund, which are borne directly by shareholders of the Fund.

Portfolio Turnover Risk. The Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund's performance, and may produce increased taxable distributions.

Leveraged ETF Risks. The net asset value and market price of leveraged ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions. Most leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

Inverse ETF Risks. Inverse ETFs seek investment results that are the opposite of the daily performance of an underlying index or basket of stocks. Investors will lose money when the Index rises — a result that is the opposite from traditional funds.

Risk of Non-Diversification. The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is "diversified.” Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment. Because the Fund may invest a significant percentage of its assets in a single ETF, mutual fund and/or money market fund, and at times may hold only one such position along with a cash or cash equivalent position, there is a risk that events negatively affecting these fewer positions will have a greater negative impact on the Fund’s performance.

Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

Management Risks. The Advisor's implementation of the Fund's strategy may fail to produce the intended results. In circumstances where the Advisor establishes high-conviction positions, it is possible the results of the trend analysis will be incorrect and the high-conviction trade (i.e., the leveraged position) will not produce the desired results; in such circumstances, the losses that the Fund could experience could be greater than they would otherwise be had the Fund not taken the leveraged position.

Quantitative/Trend Model Risk. The risk that investments selected using quantitative models to identify market trends may perform differently from the market as a whole or from their expected performance. There can be no assurance that use of a quantitative trend model will enable the Fund to achieve positive returns or outperform the market.

The Fund may invest in ETFs, mutual funds and securities that carry the risks described below:

Risks in General. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is risk that these and other factors may adversely affect the Fund's performance. You could lose money by investing in the Fund.

Risks of Equity Securities. The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual companies, the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Risks of Small and Medium Capitalization Companies. The underlying funds invest in the stocks of small and medium capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium capitalization companies may have limited product lines and markets and may experience higher failure rates than do larger companies.

Risks of Fixed Income Securities. Fixed income securities fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Fund invests in underlying funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the underlying funds’ ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the Fund’s return.

Foreign Risk. The Fund may invest in underlying funds that hold foreign securities, including American Depositary Receipts (ADRs). ADRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. ADRs are subject to risks similar to those associated with direct investment in foreign securities. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. These risks include adverse political, social and economic developments, differing auditing and legal standards, war, expropriation and nationalization.

Emerging Markets Risk. Emerging market issuers may be subject to a greater risk of loss than investments in issuers located or operating in more developed markets. Emerging markets may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed markets. Emerging markets often have less uniformity in accounting and reporting requirements, less reliable securities valuations and greater risk associated with custody of securities than developed markets.

Risks of Derivatives. Underlying funds in the Fund's portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. If the underlying fund is not successful in employing such instruments in managing its portfolio, the Fund's performance will be worse than if it did not invest in underlying funds employing such strategies. Successful use by an underlying fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, underlying funds will pay commissions and other costs in connection with such investments, which may increase the Fund's expenses and reduce the return. In utilizing certain derivatives, an underlying fund's losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Performance History

Past performance (before and after taxes) of the Fund is no guarantee of how it will perform in the future. Past performance provides some indication of the risks of investing in the Fund. There is no performance information for the Fund since the Fund has not completed one full calendar year of operation as of the date of this prospectus. Performance data current to the most recent month end may be obtained by calling 1-888-768-6622.

Management

Investment Advisor

Potomac Fund Management, Inc.

Portfolio Manager

Manish Khatta has managed the Fund since its inception in _____, 2020. Mr. Khatta is the President and Chief Investment Officer of the Advisor.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries”.

Summary Section – Conquer Risk Tactical Opportunities Fund

Investment Objective

The Conquer Risk Tactical Opportunities Fund (the “Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund

The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Redemption Fees	None

Annual Fund Operating Expenses (expenses
that you pay each year as a percentage of the
value of your investment)

Management Fees	1.25%
Distribution 12b-1 Fees	0.00%
Other Expenses(a)	0.__%
Acquired Fund Fees and Expenses(a)	0.__%
Total Annual Fund Operating Expenses	1.__%

(a)Based on estimated amounts for the current fiscal period.

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years
$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

The Principal Investment Strategy of the Fund

This Fund seeks long-term capital appreciation by constructing a portfolio that is comprised, under normal market conditions, of exchange traded funds ("ETFs"), mutual funds (open-end investment companies) registered under the Investment Company Act of 1940 and/or cash and cash equivalents. The ETFs and mutual funds in which the Fund may invest are referred to as "underlying funds" throughout this Prospectus. The underlying funds generally invest in equity securities. The underlying funds may invest in both domestic and international securities. The Fund may use leverage and inverse strategies through investing in underlying funds that use leverage and inverse strategies.

Potomac Fund Management, Inc., the investment advisor to the Fund (the “Advisor”), utilizes technical analysis based quantitative systems to guide its decision-making process for the Fund. The systems utilized by the Fund attempt to assess the level of market risk that exist at any particular time, which, in turn, guides the Advisor’s determinations as to whether the Fund should be fully invested in the market or hold more significant cash positions.

The Advisor’s investment process seeks to identify trends to determine the strength or weakness in the current market environment. This part of the Advisor’s process analyzes over 100 technical trading indicators built through a multitude of programming platforms. Each indicator is rigorously tested on an individual basis to determine the combinations that provide what the Advisor perceives to be the best indication of market direction. The technical trading indicators are then combined into sophisticated algorithmic composites that guide the Advisor’s decision-making process. The raw data used in our systems include, but are not limited to: S&P 500, Dow Jones Industrial Average, Russell 2000, S&P 400 Mid Cap, NASDAQ 100, Dow Transports, Dow Utilities Dow Corporate Bonds, Index Advance Decline, Trading Volume and High/Lows, Prime Rate, Discount Rate, Treasury Bill Rate, Fed Funds Rate, Commodity Research Bureau, Commercial Longs and Shorts, NYSE Short Interest, AAII Bullish and Bearish Percentages. The raw data is analyzed using technical tools, such as moving averages, Bollinger bands, relative strength, stochastics, oscillators, intermarket analysis, trend following and counter trend analysis.

The Advisor actively allocates the Fund’s assets across equity ETF’s and mutual funds that hold a broad-based basket of equity securities. If the Advisor’s algorithmic composites point to a rising market, the Fund may have a higher proportion of aggressive equity ETFs and mutual funds. During a downward trending markets, the Advisor will limit the Fund’s investments to low volatility ETFs, mutual funds and cash in an overall effort to reduce downside exposure. Specialty investments, such as leveraged and inverse ETF’s, may be used from time to time to hedge risk and provide for smoother returns. Risk-managed policies employ the use of cash or money market funds during adverse conditions; these positions could at times be 100%. The Fund may also engage in short-term trading and have a portfolio turnover rate in excess of 100%. The Fund may participate in a limited number of sectors but will not concentrate its investments in any particular industry.

The Principal Risks of Investing in the Fund

Risks of Exchange Traded Funds and Mutual Funds. To the extent that the Fund invests in ETFs and mutual funds, the Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) that may be paid by the underlying funds. These expenses would be in addition to the advisory fee and other expenses that the Fund bears in connection with its own operations. Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index. In addition, the Fund will indirectly bear a proportionate share of expenses, including any management fees, paid by each ETF in which the Fund invests. Such expenses are in addition to the operating expenses of the Fund, which are borne directly by shareholders of the Fund.

Portfolio Turnover Risk. The Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund's performance, and may produce increased taxable distributions.

Leveraged ETF Risks. The net asset value and market price of leveraged ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions. Most leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

Inverse ETF Risks. Inverse ETFs seek investment results that are the opposite of the daily performance of an underlying index or basket of stocks. Investors will lose money when the Index rises — a result that is the opposite from traditional funds.

Risk of Non-Diversification. The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is "diversified.” Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment. Because the Fund may invest a significant percentage of its assets in a single ETF, mutual fund and/or money market fund, and at times may hold only one such position along with a cash or cash equivalent position, there is a risk that events negatively affecting these fewer positions will have a greater negative impact on the Fund’s performance.

Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

Management Risks. The Advisor's implementation of the Fund's strategy may fail to produce the intended results. In circumstances where the Advisor establishes high-

conviction positions, it is possible the results of the trend analysis will be incorrect and the high-conviction trade (i.e., the leveraged position) will not produce the desired results; in such circumstances, the losses that the Fund could experience could be greater than they would otherwise be had the Fund not taken the leveraged position.

Quantitative/Trend Model Risk. The risk that investments selected using quantitative models to identify market trends may perform differently from the market as a whole or from their expected performance. There can be no assurance that use of a quantitative trend model will enable the Fund to achieve positive returns or outperform the market.

The Fund may invest in ETFs, mutual funds and securities that carry the risks described below:

Risks in General. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is risk that these and other factors may adversely affect the Fund's performance. You could lose money by investing in the Fund.

Risks of Equity Securities. The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual companies, the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Risks of Small and Medium Capitalization Companies. The underlying funds invest in the stocks of small and medium capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium capitalization companies may have limited product lines and markets and may experience higher failure rates than do larger companies.

Risks of Fixed Income Securities. Fixed income securities fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Fund invests in underlying funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the underlying funds’ ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the Fund’s return.

Foreign Risk. The Fund may invest in underlying funds that hold foreign securities, including American Depositary Receipts (ADRs). ADRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. ADRs are subject to risks similar to those associated with direct investment in foreign securities. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. These risks include adverse political, social and economic developments, differing auditing and legal standards, war, expropriation and nationalization.

Emerging Markets Risk. Emerging market issuers may be subject to a greater risk of loss than investments in issuers located or operating in more developed markets. Emerging markets may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed markets. Emerging markets often have less uniformity in accounting and reporting requirements, less reliable securities valuations and greater risk associated with custody of securities than developed markets.

Risks of Derivatives. Underlying funds in the Fund's portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. If the underlying fund is not successful in employing such instruments in managing its portfolio, the Fund's performance will be worse than if it did not invest in underlying funds employing such strategies. Successful use by an underlying fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, underlying funds will pay commissions and other costs in connection with such investments, which may increase the Fund's expenses and reduce the return. In utilizing certain derivatives, an underlying fund's losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Performance History

Past performance (before and after taxes) of the Fund is no guarantee of how it will perform in the future. Past performance provides some indication of the risks of investing in the Fund. There is no performance information for the Fund since the Fund has not completed one full calendar year of operation as of the date of this prospectus. Performance data current to the most recent month end may be obtained by calling 1-888-768-6622.

Management Investment Advisor

Potomac Fund Management, Inc.

Portfolio Managers

Manish Khatta has managed the Fund since its inception in _____, 2020. Mr. Khatta is the President and Chief Investment Officer of the Advisor.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries”.

Summary Section – Conquer Risk Defensive Bull Fund

Investment Objective

The Conquer Risk Defensive Bull Fund (the “Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund

The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Redemption Fees	None

Annual Fund Operating Expenses (expenses
that you pay each year as a percentage of the
value of your investment)

Management Fees	1.25%
Distribution 12b-1 Fees	0.00%
Other Expenses(a)	0.__%
Acquired Fund Fees and Expenses(a)	0.__%
Total Annual Fund Operating Expenses	1.__%

(a)Based on estimated amounts for the current fiscal period.

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years
$___	$___

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

The Principal Investment Strategy of the Fund

This Fund seeks long-term capital appreciation by constructing a portfolio that is comprised, under normal market conditions, of exchange traded funds ("ETFs"), mutual funds (open-end investment companies) registered under the Investment Company Act of 1940 and/or cash and cash equivalents. The ETFs and mutual funds in which the Fund may invest are referred to as "underlying funds" throughout this Prospectus. The underlying funds generally invest in equity securities and derivatives. The underlying funds use leverage and inverse strategies.

Potomac Fund Management, Inc., the investment advisor to the Fund (the “Advisor”), utilizes technical analysis based quantitative systems to guide its decision-making process for the Fund. The systems utilized by the Fund attempt to assess the level of market risk that exist at any particular time, which, in turn, guides the Advisor’s determinations as to whether the Fund should be fully invested in the market or hold more significant cash positions.

The Advisor’s investment process seeks to identify trends to determine the strength or weakness in the current market environment. This part of the Advisor’s process analyzes over 100 technical trading indicators built through a multitude of programming platforms. Each indicator is rigorously tested on an individual basis to determine the combinations that provide what the Advisor perceives to be the best indication of market direction. The technical trading indicators are then combined into sophisticated algorithmic composites that guide the Advisor’s decision-making process. The raw data used in our systems include, but are not limited to: S&P 500, Dow Jones Industrial Average, Russell 2000, S&P 400 Mid Cap, NASDAQ 100, Dow Transports, Dow Utilities Dow Corporate Bonds, Index Advance Decline, Trading Volume and High/Lows, Prime Rate, Discount Rate, Treasury Bill Rate, Fed Funds Rate, Commodity Research Bureau, Commercial Longs and Shorts, NYSE Short Interest, AAII Bullish and Bearish Percentages. The raw data is analyzed using technical tools, such as moving averages, Bollinger bands, relative strength, stochastics, oscillators, intermarket analysis, trend following and counter trend analysis.

The Fund will generally use funds that hold a broad-based basket of equity securities. If the Advisor’s algorithmic composites point to a rising market, the Fund will invest in ETFs that provide leveraged exposure of a particular market index, such as the S&P® 500 Index. During downward trending markets, the Advisor will attempt to reduce downside exposure by limiting the Fund’s investments to cash. If the trend is, in the Advisor’s view, weak enough the Fund’s assets may be invested in ETFs that provide inverse exposure of a particular market index, such as the S&P® 500 Index.

The Fund may also engage in short-term trading and have a portfolio turnover rate in excess of 100%.

The Principal Risks of Investing in the Fund

Risks of Exchange Traded Funds and Mutual Funds. To the extent that the Fund invests in ETFs and mutual funds, the Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) that may be paid by the underlying funds. These expenses would be in addition to the advisory fee and other expenses that the Fund bears in connection with its own operations. Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index. In addition, the Fund will indirectly bear a proportionate share of expenses, including any management fees, paid by each ETF in which the Fund invests. Such expenses are in addition to the operating expenses of the Fund, which are borne directly by shareholders of the Fund.

Portfolio Turnover Risk. The Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund's performance, and may produce increased taxable distributions.

Leveraged ETF Risks. The net asset value and market price of leveraged ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions. Most leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

Inverse ETF Risks. Inverse ETFs seek investment results that are the opposite of the daily performance of an underlying index or basket of stocks. Investors will lose money when the Index rises — a result that is the opposite from traditional funds.

Risk of Non-Diversification. The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is "diversified.” Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment. Because the Fund may invest a significant percentage of its assets in a single ETF, mutual fund and/or money market fund, and at times may hold only one such position along with a cash or cash equivalent position, there is a risk that events negatively affecting these fewer positions will have a greater negative impact on the Fund’s performance.

Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

Management Risks. The Advisor's implementation of the Fund's strategy may fail to produce the intended results. In circumstances where the Advisor establishes high-conviction positions, it is possible the results of the trend analysis will be incorrect and the high-conviction trade (i.e., the leveraged position) will not produce the desired results; in such circumstances, the losses that the Fund could experience could be greater than they would otherwise be had the Fund not taken the leveraged position.

Quantitative/Trend Model Risk. The risk that investments selected using quantitative models to identify market trends may perform differently from the market as a whole or from their expected performance. There can be no assurance that use of a quantitative trend model will enable the Fund to achieve positive returns or outperform the market.

The Fund may invest in ETFs, mutual funds and securities that carry the risks described below:

Risks in General. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is risk that these and other factors may adversely affect the Fund's performance. You could lose money by investing in the Fund.

Risks of Equity Securities. The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual companies, the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Risks of Derivatives. Underlying funds in the Fund's portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. If the underlying fund is not successful in employing such instruments in managing its portfolio, the Fund's performance will be worse than if it did not invest in underlying funds employing such strategies. Successful use by an underlying fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, underlying funds will pay commissions and other costs in connection with such investments, which may increase the Fund's expenses and reduce the return. In utilizing certain derivatives, an underlying fund's losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Risks of Small and Medium Capitalization Companies. The underlying funds invest in the stocks of small and medium capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium capitalization companies may have limited product lines and markets and may experience higher failure rates than do larger companies.

Risks of Fixed Income Securities. Fixed income securities fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Fund invests in underlying funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the underlying funds’ ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the Fund’s return.

Foreign Risk. The Fund may invest in underlying funds that hold foreign securities, including American Depositary Receipts (ADRs). ADRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. ADRs are subject to risks similar to those associated with direct investment in foreign securities. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. These risks include adverse political, social and economic developments, differing auditing and legal standards, war, expropriation and nationalization.

Emerging Markets Risk. Emerging market issuers may be subject to a greater risk of loss than investments in issuers located or operating in more developed markets. Emerging markets may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed markets. Emerging markets often have less uniformity in accounting and reporting requirements, less reliable securities valuations and greater risk associated with custody of securities than developed markets.

Performance History

Past performance (before and after taxes) of the Fund is no guarantee of how it will perform in the future. Past performance provides some indication of the risks of investing in the Fund. There is no performance information for the Fund since the Fund has not completed one full calendar year of operation as of the date of this prospectus. Performance data current to the most recent month end may be obtained by calling 1-888-768-6622.

Management Investment Advisor

Potomac Fund Management, Inc.

Portfolio Manager

Manish Khatta has managed the Fund since its inception in _____, 2020. Mr. Khatta is the President and Chief Investment Officer of the Advisor.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries”.

General Summary Information Purchase and Sale of Fund Shares

The minimum initial and subsequent investment amounts for various types of accounts offered by the Funds are shown below.

	Initial	Additional

Regular Account	$5,000	$100
Automatic Investment Plan	$1,000	$100*
IRA Account	$1,000	$100

*An Automatic Investment Plan requires a $100 minimum automatic monthly investment.

Investors may purchase or redeem Fund shares on any business day through a financial intermediary, by mail (Conquer Risk Funds, c/o Mutual Shareholder Services, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147), by wire, or by telephone at 1-888-___-____. Purchases and redemptions by telephone are only permitted if you previously established this option on your account.

Tax Information

Each Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account where distributions may be taxed when withdrawn from the tax deferred account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Funds through a broker-dealer or other financial intermediary (such as a bank), the Funds and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

Investment Objective, Principal Investment Strategies, Related Risks, and Disclosure of Portfolio Holdings

Investment Objective

  The Conquer Risk Managed Volatility Fund seeks total return.
  The Conquer Risk Tactical Rotation Fund seeks growth and income.
  The Conquer Risk Tactical Opportunities Fund seeks long-term capital appreciation.
  The Conquer Risk Defensive Bull Fund seeks long-term capital appreciation.

Each Fund’s investment objective is not fundamental, and it may be changed without shareholder approval, although a Fund will provide 60 days' advance notice of any such change.

The Investment Selection Process Used by the Funds

Under normal market conditions, the Funds invests in exchange traded funds ("ETFs"), mutual funds, and/or cash and cash equivalents. The underlying ETFs and mutual funds generally invest in equity securities, fixed income securities and derivatives.

Defensive Positions

The Funds may hold all or a portion of its assets in cash or cash-equivalents like money market funds, certificates of deposit, short-term debt obligations, and repurchase agreements, either due to pending investments, when investment opportunities are limited or market conditions are adverse. Under these circumstances, the Funds may not participate in stock market advances or declines to the same extent it would, had it remained more fully invested in common stocks. If the Funds invests in shares of a money market fund, shareholders of the Fund generally will be subject to duplicative management and other fees and expenses. As a result of engaging in these temporary measures, the Funds may not achieve its investment objective.

The Principal Risks of Investing in the Funds

Risks of Exchange Traded Funds and Mutual Funds. To the extent a Fund invests in ETFs and mutual funds, the Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) that may be paid by the underlying funds. These expenses would be in addition to the advisory fee and other expenses that the Fund bears in connection with its own operations. Investment in an exchange traded fund (ETF) carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index. Each Fund will indirectly pay its proportionate share of any fees and expenses paid by the ETF in which it invests in addition to the fees and expenses paid directly by the Fund, many of which may be duplicative. Each Fund also will incur brokerage costs when it purchases ETFs. As a result, the cost of investing in the Funds generally will be higher than the cost of investing directly in ETFs. Additionally, ETFs are subject to the following risks: (i) the market price of an ETF's shares may be above or below its net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate; and (v) underlying ETF shares may be de-listed from the exchange or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) temporarily stop stock trading.

Portfolio Turnover Risk. Each Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. A portfolio turnover rate of 100% is equivalent to a fund buying and selling all the securities in its portfolio once during the course of a year. How long the Fund holds a security in its portfolio is generally not a factor in making buy and sell decisions. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund's performance, and may produce increased taxable distributions. The distributions may be taxable as short-term capital gains which are taxed at ordinary income taxation rates rather than at the currently lower long-term capital gains taxation rates. It is likely that all or most of the distributions will be short-term capital gains.

Leveraged ETF Risks. The net asset value and market price of leveraged ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions. Most leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets. The compounding effect has a significant impact on leveraged ETFs. As a result of compounding leveraged ETFs have a single day investment objective. A leveraged ETF’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the ETF’s objective. This effect becomes more pronounced for leveraged ETFs as market volatility increases. Investments by each Fund in leveraged ETFs may magnify changes in the Funds’ share price and thus result in increased volatility of returns.

Inverse ETF Risks. Inverse ETFs seek investment results that are the opposite of the daily performance of an underlying index or basket of stocks. Investors will lose money when the Index rises — a result that is the opposite from traditional funds.

Risk of Non-Diversification. The Funds are non-diversified portfolio, which means that the Funds have the ability to take larger positions in a smaller number of securities than a portfolio that is "diversified.” Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment. Because the Fund may invest a significant percentage of its assets in a single ETF, mutual fund and/or money market fund, and at times may hold only one such position along with a cash or cash equivalent position, there is a risk that events negatively affecting these fewer positions will have a greater negative impact on the Fund’s performance.

Sector Risk. Sector risk is the possibility that stocks within the same group of industries will decline in price due to sector-specific market or economic developments. If the Advisor invests a significant portion of its assets in ETFs in a particular sector, the Funds are subject to the risk that companies in the same sector are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that market segment. The sectors in which the Funds may be over-weighted will vary.

Management Risks. The Advisor's implementation of the Funds’ strategy may fail to produce the intended results. In circumstances where the Advisor establishes high-conviction positions, it is possible the results of the trend analysis will be incorrect and the high-conviction trade (i.e., the leveraged position) will not produce the desired results; in such circumstances, the losses that the Funds could experience could be greater than they would otherwise be had the Funds not taken the leveraged position.

Quantitative/Trend Model Risk. The risk that investments selected using quantitative models to identify market trends may perform differently from the market as a whole or from their expected performance. There can be no assurance that use of a quantitative trend model will enable the Funds to achieve positive returns or outperform the market.

Cybersecurity Risk. Cybersecurity and other operational and technology issues may result in financial losses to the Funds and their shareholders, impede business transactions, violate privacy and other laws, subject the Funds to certain regulatory penalties and reputational damage, and increase compliance costs and expenses. Although the Funds have developed processes and risk management systems designed to reduce these risks, the Funds do not directly control the cybersecurity defenses, operational and technology plans and systems of its service providers, financial intermediaries and companies in which they invest or with which they do business.

The Funds may invest in ETFs and securities that carry the risks described below:

Risks in General. Domestic and foreign economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Funds’ investments. There is risk that these and other factors may adversely affect the Funds’ performance. You should consider your own investment goals, time horizon, and risk tolerance before investing in the Funds. An investment in the Funds may not be appropriate for all investors and is not intended to be a complete investment program. An investment in the Funds is not a deposit in the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Funds.

Risks of Equity Securities. Overall stock market risks may affect the value of the Funds. These risks include the financial risk of selecting securities that do not perform as anticipated, the risk that the stock markets in which the Funds invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change. Many factors affect the performance of each company, including the strength of the company's management or the demand for its product or services. You should be aware that the value of a company's share price may decline as a result of poor decisions made by management or lower demand for the company's products or services. In addition, a company's share price may also decline if its earnings or revenues fall short of expectations. There are overall stock market risks that may also affect the value of the Funds. Over time, the stock markets tend to move in cycles, with periods when stock prices rise generally and periods when stock prices decline generally. The value of the Funds’ investments may increase or decrease more than the stock markets in general. Common stocks, preferred securities, and warrants are examples of equity securities.

Risks of Fixed Income Securities. Fixed income securities fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Funds, possibly causing the Funds’ share price and total return to be reduced and fluctuate more than other types of investments. "Junk bonds" are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality debt securities. Government bonds, corporate bonds and high yield bonds are examples of fixed income securities.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Funds invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Funds may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the underlying funds’ ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the Funds’ return.

Risks of Small and Medium Capitalization Companies. The underlying funds invest in the stocks of small and medium capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium capitalization companies may have limited product lines and markets and may experience higher failure rates than do larger companies.

Foreign Risk. The Funds may invest in underlying funds that hold foreign securities, including American Depositary Receipts (ADRs). ADRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. ADRs are subject to risks similar to those associated with direct investment in foreign securities. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. These risks include adverse political, social and economic developments, differing auditing and legal standards, war, expropriation and nationalization.

Emerging Markets Risk. Emerging market issuers may be subject to a greater risk of loss than investments in issuers located or operating in more developed markets. Emerging markets may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed markets. Emerging markets often have less uniformity in accounting and reporting requirements, less reliable securities valuations and greater risk associated with custody of securities than developed markets.

Risks of Derivatives. Underlying funds in which the Funds may invest may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. If the underlying fund is not successful in employing such instruments in managing its portfolio, the Funds’ performance will be worse than if it did not invest in underlying funds employing such strategies. Successful use by an underlying fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, underlying funds will pay commissions and other costs in connection with such investments, which may increase the Funds’ expenses and reduce the return. In utilizing certain derivatives, an underlying fund's losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Portfolio Holdings Disclosure

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information ("SAI") and on the Funds’ website at www.conquerrisk.fund.

Management

The Investment Advisor

Potomac Fund Management, Inc. (“Potomac”) is the investment advisor of the Funds and has responsibility for the management of the Funds’ affairs, under the supervision of the Trust's Board of Trustees. The Advisor is a registered investment advisor controlled by Manish Khatta. The Funds’ investment portfolio is managed on a day to day basis by Manish Khatta. The Advisor provides investment advice to individuals, pensions, profit sharing plans, trusts, estates, other investment advisors, and to corporations and other business entities.

Mr. Khatta is the President and Chief Investment Officer of the Advisor. Mr. Khatta has managed the Fund since its inception. The Advisor’s address is 777 Brickell Ave, Suite #500-9455, Miami, FL 33131.

Manish Khatta holds a BS degree in Finance from the University of Maryland. He has been a full-time employee with Potomac since January 2002 and in January 2013 he became President of the firm. Manish has spent his career creating and refining trading strategies built on mathematical computations and number crunching. Manish programmed the initial work behind Potomac’s mechanical trading systems.

The Funds’ SAI provides information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of Fund shares.

The Advisor manages the investment portfolio of the Funds, subject to the policies adopted by the Trust's Board of Trustees. Under the Management Agreement, the Advisor, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Funds. For its services the Advisor receives an investment management fee equal to 1.25% of the Fund's average daily net assets up to $100 million, 1.00% of the Fund's average daily net assets between $100 million and $200 million and 0.90% of the Fund's average daily net assets in excess of $200 million. A discussion regarding the basis of the Board of Trustees’ approval of the Management Agreement between the Trust and the Advisor will be available in the Fund’s semi-annual report to shareholders for the period ending _________, 2020. Under the Services Agreement the Advisor receives an additional fee of 0.65% of the Fund’s average daily net assets up to $25 million, 0.35% of the Fund’s average daily net assets from $25 million to $100 million, and 0.25% of such assets in excess of $100 million and is obligated to pay the operating expenses of the Fund excluding management fees, brokerage fees and commissions, 12b-1 fees (if any), taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), ADR fees, the cost of acquired funds and extraordinary expenses. Additionally, under the Services Agreement the Advisor supervises the Fund’s business affairs. The Advisor coordinates for the provision of the services of a Chief Compliance Officer for the Trust with respect to the Fund, executive and administrative services including, but are not limited to, the coordination of all third parties furnishing services to the Fund, review of the books and records of the Fund maintained by such third parties, and such other actions with respect to the Fund as may be necessary in the opinion of the Advisor to perform its duties under the Services Agreement.

Shareholder Information Pricing of Fund Shares

The price you pay for a share of each Fund, and the price you receive upon selling or redeeming a share of each Fund, is called the Fund's net asset value ("NAV"). The NAV is calculated by taking the total value of the Fund's assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent: Net Asset Value = Total Assets - Liabilities / Number of Shares Outstanding The NAV is generally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open for trading. The New York Stock Exchange generally is open every day other than weekends and holidays. All purchases, redemptions or reinvestments of Fund shares will be priced at the next NAV calculated after your order is received in proper form by the Funds’ Transfer Agent, Mutual Shareholder Services. If you purchase shares directly from the Fund, your order must be placed with the Transfer Agent prior to the close of the trading of the New York Stock Exchange in order to be confirmed for that day's NAV. The Funds’ assets are generally valued at their market value. If market prices are not available or, in the Advisor's opinion, market prices do not reflect fair value, or if an event occurs after the close of trading (but prior to the time the NAV is calculated) that materially affects fair value, the Advisor may value the Funds’ assets at their fair value according to policies approved by the Funds’ Board of Trustees. For example, if trading in a portfolio security is halted and does not resume before the Funds calculate its NAV, the Advisor may need to price the security using the Funds’ fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of a Funds’ portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Funds’ NAV by short-term traders. The Funds’ investments are valued at market value or, if a market quotation is not readily available, at the fair value determined in good faith by the Advisor, subject to the review and oversight of the Funds’ Board of Trustees. The Funds may use pricing services to help determine market value. Because the Funds may have portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price its shares, the net asset value of the Funds’ shares may change on days when shareholders will not be able to purchase or redeem the Funds’ shares. With respect to any portion of a Funds’ assets that are invested in one or more open-end management investment companies that are registered under the Investment Company Act, the Funds’ net asset value is calculated based upon the net asset values of the registered open-end management investment companies in which the Funds invest. The prospectuses for these investment companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Customer Identification Program

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that, when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for identifying documents and may take additional steps to verify your identity. We may not be able to open an account or complete a transaction for you until we are able to verify your identity.

Investing in the Funds

You may purchase shares directly through the Funds’ transfer agent or through a brokerage firm or other financial institution that has agreed to sell the Funds’ shares. If you are investing directly in the Funds for the first time, you will need to establish an account by completing a Shareholder Account Application (To establish an IRA, complete an IRA Application). To request an application, call toll-free 1-888-___-____. Your initial investment minimum can be found in the table below. The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain accounts. Investment minimums may be higher or lower to investors purchasing shares through a brokerage firm or other financial institution.

Minimum Investments
	Initial	Additional

Regular Account	$5,000	$100
Automatic Investment Plan	$1,000	$100*
IRA Account	$1,000	$100

*An Automatic Investment Plan requires a $100 minimum automatic monthly or quarterly investment.

Investments Made Through Brokerage Firms or Other Financial Institutions

The Funds may be purchased through broker dealers and other intermediaries. If you invest through a brokerage firm or other financial institution, the policies and fees may be different than those described here. Financial advisers, financial supermarkets, brokerage firms, and other financial institutions may charge transaction and other fees and may set different minimum investments or limitations on buying or selling shares. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Funds’ behalf. Consult a representative of your financial institution if you have any questions. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, received the order. Customer orders will be priced at the Funds’ net asset value next computed after they are received by an authorized broker or the broker's authorized designee. Your financial institution is responsible for transmitting your order in a timely manner.

Payment

All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash, money orders, traveler's checks, credit cards, credit card checks, third-party checks or other checks deemed to be high-risk checks will be accepted. A $20 fee will be charged against your account for any payment check returned to the transfer agent or for any incomplete electronic fund transfer, or for insufficient funds, stop payment, closed account or other reasons. If a check does not clear your bank or the Funds are unable to debit your pre-designated bank account on the day of purchase, the Funds reserve the right to cancel the purchase. If your purchase is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of a decline in the value of the canceled purchase. The Funds (or Fund agent) have the authority to redeem shares in your account(s) to cover any losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Funds. Your investment in the Funds should be intended to serve as a long-term investment vehicle. The Funds are not designed to provide you with a means of speculating on the short-term fluctuations in the stock market. The Funds reserves the right to reject any purchase request that it regards as disruptive to the efficient management of the Funds, which includes investors with a history of excessive trading. The Funds also reserves the right to stop offering shares at any time.

Types of Account Ownership

You can establish the following types of accounts by completing a Shareholder Account Application:

  Individual or Joint Ownership. Individual accounts are owned by one person. Joint accounts have two or more owners.
  A Gift or Transfer to Minor. (UGMA or UTMA) A UGMA/UTMA account is a custodial account managed for the benefit of a minor. To open an UGMA or
  UTMA account, you must include the minor's social security number on the application.
  Trust. An established trust can open an account. The names of each trustee, the name of the trust and the date of the trust agreement must be included on the application.
  Business Accounts. Corporation and partnerships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner of a partnership.
  IRA Accounts. See "Tax-Deferred Plans" on page __.

Instructions for Opening and Adding to an Account

TO OPEN AN ACCOUNT By Mail

Complete and sign the Shareholder Application or an IRA Application. Make your check payable to Conquer Risk Funds.

• For IRA accounts, please specify the year for which the contribution is made.

Mail or overnight the application and check to:
Conquer Risk Funds
c/o Mutual Shareholder Services
8000 Town Centre Drive, Suite 400
Broadview Heights, Ohio 44147

TO ADD TO AN ACCOUNT By Mail

Complete the investment slip that is included with your account statement and write your account number on your check. If you no longer have your investment slip, please reference your name, account number, and address on your check.

Mail or overnight the slip and the check to:
Conquer Risk Funds
c/o Mutual Shareholder Services
8000 Town Centre Drive, Suite 400
Broadview Heights, Ohio 44147

TO OPEN AN ACCOUNT By Wire

Call 1-888-___-____ for instructions and to obtain an investor account number or an IRA account number prior to wiring to the Funds.

TO ADD TO AN ACCOUNT By Wire

Call 1-888-___-____ for instructions.

Telephone and Wire Transactions

With respect to all transactions made by telephone, the Funds and their transfer agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include, among others, requiring some form of personal identification prior to acting upon telephone instructions, providing written confirmation of all such transactions, and/or tape recording all telephone instructions. If reasonable procedures are followed, then neither the Funds nor the transfer agent will be liable for any loss, cost, or expense for acting upon an investor's telephone instructions or for any unauthorized telephone redemption. In any instance where the Funds’ transfer agent is not reasonably satisfied that instructions received by telephone are genuine, neither the Funds nor the transfer agent shall be liable for any losses which may occur because of delay in implementing a transaction.

If you purchase your initial shares by wire, the transfer agent first must have received a completed account application and issued an account number to you. The account number must be included in the wiring instructions as set forth above. The transfer agent must receive your account application to establish shareholder privileges and to verify your account information. Payment of redemption proceeds may be delayed, and taxes may be withheld unless the Funds receives a properly completed and executed account application.

Shares purchased by wire will be purchased at the NAV next determined after the transfer agent receives your wired funds and all required information is provided in the wire instructions. If the wire is not received by 4:00 p.m. Eastern time, the purchase will be effective at the NAV next calculated after receipt of the wire.

Tax-Deferred Plans

If you are eligible, you may set up one or more tax-deferred accounts. A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes. A contribution to certain of these plans may also be tax deductible. Tax-deferred accounts include retirement plans described below. Distributions from these plans are generally subject to an additional tax if withdrawn prior to age 59 1/2 or used for a nonqualifying purpose. Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.

US Bank, N.A., serves as the custodian for the tax-deferred accounts offered by the Funds. You will be charged an annual account maintenance fee of $8 for each tax-deferred account you have with the Funds. You may pay the fee by check or have it automatically deducted from your account (usually in December). The custodian reserves the right to change the amount of the fee or to waive it in whole or part for certain types of accounts.

Types of Tax-Deferred Accounts

  Traditional IRA
  An individual retirement account. Your contribution may or may not be deductible depending on your circumstances. Assets can grow tax-deferred and distributions are taxable as income.
  Roth IRA
  An IRA with non-deductible contributions, tax-free growth of assets, and tax-free distributions for qualified distributions.
  Spousal IRA
  An IRA funded by a working spouse in the name of a non-earning spouse.
  SEP-IRA
  An individual retirement account funded by employer contributions. Your assets grow tax-deferred and distributions are taxable as income.

  Keogh or Profit Sharing Plans
  These plans allow corporations, partnerships and individuals who are self- employed to make tax deductible contributions for each person covered by the plans.
  403(b) Plans
  An arrangement that allows employers of charitable or educational organizations to make voluntary salary reduction contributions to a tax-deferred account.
  401(k) Plans
  Allows employees of corporations of all sizes to contribute a percentage of their wages on a tax deferred basis. These accounts need to be established by the trustee of the plan.

Automatic Investment Plans

By completing the Automatic Investment Plan section of the account application, you may make automatic monthly investments ($100 minimum per purchase) in the Funds from your bank or savings account. Your initial investment minimum is $1,000 if you select this option. Shares of the Funds may also be purchased through direct-deposit plans offered by certain employers and government agencies. These plans enable a shareholder to have all or a portion of his or her payroll or Social Security checks transferred automatically to purchase shares of the Fund.

FOR INVESTING Automatic Investment Plan

For making automatic investments from a designated bank account.

Payroll Direct Deposit Plan

For making automatic investments from your payroll check.

Dividend Reinvestment

All income dividends and capital gains distributions will be automatically reinvested in shares of the Funds unless you indicate otherwise on the account application or in writing.

Instructions for Selling Fund Shares

You may sell all or part of your shares on any day that the New York Stock Exchange is open for trading. Your shares will be sold at the next NAV per share calculated after your order is received in proper form by the transfer agent. The proceeds of your sale may be more or less than the purchase price of your shares, depending on the market value of the Funds’ securities at the time of your sale. Your order will be processed promptly and you will generally receive the proceeds within seven days after receiving your properly completed request. The Funds will not mail any proceeds unless your investment check has cleared the bank, which may take up to fifteen calendar days. This procedure is intended to protect the Funds and its shareholders from loss. If the dollar or share amount requested is greater than the current value of your account, your entire account balance will be redeemed. If you choose to redeem your account in full, any automatic services currently in effect for the account will be terminated unless you indicate otherwise in writing.

TO SELL SHARES By Mail Write a letter of instruction that includes:

  The names(s) and signature(s) of all account owners.
  Your account number.
  The dollar or share amount you want to sell.
  Where to send the proceeds.
  If redeeming from your IRA, please note applicable withholding requirements.
  Obtain a signature guarantee or other documentation, if required.

Mail or overnight your request to: Conquer Risk Funds c/o Mutual Shareholder Services 8000 Town Centre Drive, Suite 400 Broadview Heights, Ohio 44147 By Telephone

  You will automatically be granted telephone redemption privileges unless you decline them in writing or indicate on the appropriate section of the account application that you decline this option. Otherwise, you may redeem Fund shares by calling 1-888-___-____. Redemption proceeds will only be mailed to your address of record.
  You may only redeem a maximum of $25,000 per day by telephone.
  You will not be able to redeem by telephone and have a check sent to your address of record for a period of 15 days following an address change.
  Unless you decline telephone privileges in writing or on your account application, as long as the Funds take reasonable measures to verify the order, you may be responsible for any fraudulent telephone order.

For specific information on how to redeem your account, and to determine if a signature guarantee or other documentation is required, please call toll-free in the U.S. 1-888-___-____.

Additional Redemption Information

The Funds typically expect to meet redemption requests through cash holdings or cash equivalents and expects to use cash holdings or cash equivalents on a regular basis. To the extent cash holdings or cash equivalents are not available to meet redemption requests the Funds will meet redemption requests by selling portfolio assets. In addition, if the Trustees determine that it would be detrimental to the best interest of the Funds’ remaining shareholders to make payment in cash, the Funds may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.

Signature Guarantees

Signature guarantees are designed to protect both you and the Funds from fraud. A signature guarantee of each owner is required to redeem shares in the following situations:

  If you change ownership on your account.
  If a change of address request has been received by the transfer agent within the last 15 days.
  If you wish to redeem $25,000 or more from any shareholder account.

Signature guarantees can be obtained from most banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange. Call your financial institution to see if they have the ability to guarantee a signature. A notary public cannot provide signature guarantees.

The Funds reserve the right to require a signature guarantee under other circumstances or to delay a redemption when permitted by Federal Law. For more information pertaining to signature guarantees, please call 1-888-___-____.

Corporate, Trust and Other Accounts

Redemption requests from corporate, trust, and other accounts may require documents in addition to those described above, evidencing the authority of the officers, trustees or others. In order to avoid delays in processing redemption requests for these accounts, you should call the transfer agent at 1-888-___-____ to determine what additional documents are required.

Address Changes

To change the address on your account, call the transfer agent at 1-888-___-____ or send a written request signed by all account owners. Include the account number(s) and name(s) on the account and both the old and new addresses. Certain options may be suspended for a period of 15 days following an address change.

Transfer of Ownership

In order to change the account registration or transfer ownership of an account, additional documents will be required. In order to avoid delays in processing these requests, you should call the transfer agent at 1-888-___-____ to determine what additional documents are required.

Redemption Initiated by the Fund

Because there are certain fixed costs involved with maintaining your account, the Funds may require you to redeem all of your shares if your account balance falls below $500. After your account balance falls below the minimum balance, you will receive a notification from the Funds indicating its intent to close your account along with instructions on how to increase the value of your account to the minimum amount within 60 days. If your account balance is still below $500 after 60 days, the Funds may close your account and send you the proceeds. This minimum balance requirement does not apply to accounts using automatic investment plans, to IRAs, and to other tax-sheltered investment accounts. The right of redemption by the Fund will not apply if the value of your account balance falls below $500 because of market performance. All shares of the Funds are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Funds. Any involuntary redemption will create a capital gain or loss, which may have tax consequences about which you should consult your tax adviser.

Shareholder Communications

Account Statements

Every quarter, shareholders of the Funds will automatically receive regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Confirmations

Confirmation statements will be sent after each transaction that affects your account balance or account registration.

Regulatory Mailings

Financial reports will be sent at least semiannually. Annual reports will include audited financial statements. To reduce expenses, one copy of each report will be mailed to each taxpayer identification number even though the investor may have more than one account in the Funds.

Dividends and Distributions

The Funds intends to pay distributions on an annual basis and expects that distributions will consist primarily of capital gains. You may elect to reinvest income dividends and capital gain distributions in the form of additional shares of the Funds or receive these distributions in cash. Dividends and distributions from the Funds are automatically reinvested in the Funds, unless you elect to have dividends paid in cash. Reinvested dividends and distributions receive the same tax treatment as those paid in cash. If you are interested in changing your election, you may call the transfer agent at 1-888-___-____ or send a written notification to:

Conquer Risk Funds
c/o Mutual Shareholder Services
8000 Town Centre Drive, Suite 400
Broadview Heights, Ohio 44147

Market Timing

The Funds discourage market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short term market movements. Market timing may result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. The Board of Trustees also has adopted a policy directing the Funds to reject any purchase order with respect to one investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Fund that indicates market timing or trading that it determines is abusive. This policy applies uniformly to all Fund shareholders. While the Funds attempts to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers. For example, certain accounts called “omnibus accounts” include multiple shareholders. Omnibus accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. The netting effect often makes it more difficult for the Funds to detect market timing, and there can be no assurance that the Funds will be able to do so. However, the Funds will establish information sharing agreements with intermediaries as required by Rule 22c-2 under the 1940 Act, and otherwise use reasonable efforts to work with intermediaries to identify excessive short-term trading in underlying accounts. The Funds may invest in foreign securities, and small- to mid-capitalization companies, and therefore may have additional risks associated with market timing. Because the Funds may invest in securities that are, among other things, priced on foreign exchanges, thinly traded, traded infrequently or relatively illiquid, the Funds have the risk that the current market price for the securities may not accurately reflect current market values. This can create opportunities for market timing by shareholders. For example, securities trading on overseas markets present time zone arbitrage opportunities when events effecting portfolio security values occur after the close of the overseas market, but prior to the close of the U.S. market. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences, and therefore could dilute the value of Funds shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders.

Taxes

Fund dividends and distributions are taxable to most investors (unless your investment is in an IRA or other tax-advantaged account). Dividends paid by the Fund out of net ordinary income and distributions of net short-term capital gains are taxable to the shareholders as ordinary income.

Distributions by the Funds of net long-term capital gains to shareholders are generally taxable to the shareholders at the applicable long-term capital gains rate, regardless of how long the shareholder has held shares of the Funds.

Redemptions of shares of the Funds are taxable events which you will generally realize as a gain or loss. The amount of the gain or loss and the rate of tax will depend mainly upon the amount paid for the shares, the amount received from the sale, and how long the shares were held.

The Funds’ distributions may be subject to federal income tax whether received in cash or reinvested in additional shares. In addition to federal taxes, you may be subject to state and local taxes on distributions.

The Funds may be required to withhold U.S. federal income tax (presently at the rate of twenty-four percent (24%) on all taxable distributions payable to shareholders who fail to provide the Funds with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the Internal Revenue Service ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.

Federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the Internal Revenue Service on the Funds’ shareholders’ Consolidated Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Funds have chosen average cost as the standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Funds will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Funds’ standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Funds’ standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax adviser regarding your personal circumstances.

For those securities defined as “covered” under current Internal Revenue Service cost basis tax reporting regulations, the Funds are responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Funds are not responsible for the reliability or accuracy of the information for those securities that are not “covered.” The Funds and their service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

The foregoing is not intended to be a full discussion of federal tax laws and the effect of such laws on you. Because everyone’s tax situation is unique, always consult your tax professional about federal, state, and local tax consequences of an investment in the Funds.

PRIVACY NOTICE

The following is a description of the Funds’ policies regarding disclosure of non-public personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of the Funds through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Funds Collect. The Funds collect the following nonpublic personal information about you: •Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, Social Security Number, assets, income and date of birth); and •Information about your transactions with the Funds, its affiliates, or others (such as your account number, balance, payment history, parties to transactions, cost-basis information, and other financial information).

Categories of Information the Funds Discloses. The Funds do not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Funds’ custodian, administrator, and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Funds restrict access to your non-public personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Fund’s Privacy Notice is not part of this prospectus.

Other Fund Service Providers

Custodian
US Bank, N.A.

Distributor
Rafferty Capital Markets, LLC

Fund Administrator
Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm
[_______________]

Investment Advisor
Potomac Fund Management, Inc.

Legal Counsel
Practus, LLP

Transfer Agent
Mutual Shareholder Services, LLC

Conquer Risk Funds

Where to Go for Information

For shareholder inquiries, please call toll-free in the U.S. at 1-888-___-____. You will also find more information about each of the Funds on our website at www.conquerrisk.fund or in the following documents:

Statement of Additional Information

The Statement of Additional Information is on file with the Securities and Exchange Commission ("SEC"), contains additional and more detailed information about the Funds and is incorporated into this Prospectus by reference. Additional information about each of the Fund's investments is available in the Funds’ annual and semiannual reports to shareholders. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year. There are three ways to get a copy of these documents.

1. Call or write for one, and a copy will be sent without charge.

Conquer Risk Funds
c/o Mutual Shareholder Services
8000 Town Centre Drive, Suite 400
Broadview Heights, Ohio 44147
1-888-768-6622
www.conquerrisk.fund

2. Call or write the Public Reference Section of the SEC and ask them to mail you a copy. The SEC charges a fee for this service. You can also review and copy information about the Fund in person at the SEC Public Reference Room in
Washington D.C.

Public Reference Section of the SEC
Washington D.C. 20549-1520
1-202-551-8090

Copies of these documents may also be obtained, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

3. Go to the SEC's website (www.sec.gov) and download a text-only version.

SEC file number 811-09781

PART B

FORM N-1A
STATEMENT OF ADDITIONAL INFORMATION

Conquer Risk Managed Volatility Fund
Ticker [_____]

Conquer Risk Tactical Rotation Fund
Ticker [_____]

Conquer Risk Tactical Opportunities Fund
Ticker [_____]

Conquer Risk Defensive Bull Fund
Ticker [_____]

each a Series of PFS Funds _________, 2020

     This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of Conquer Risk Managed Volatility Fund, Conquer Risk Tactical Rotation Fund, Conquer Risk Tactical Opportunities Fund and Conquer Risk Defensive Bull Fund dated _______, 2020. A free copy of the Prospectus can be obtained by going to the Funds’ website at www.conquerrisk.fund, writing the Transfer Agent at 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147, or by calling 1-___-___-____.

TABLE OF CONTENTS
DESCRIPTION OF THE TRUST AND THE FUNDS	1
ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS	1
INVESTMENT LIMITATIONS	9
THE INVESTMENT ADVISOR	11
THE PORTFOLIO MANAGER	12
TRUSTEES AND OFFICERS	12
AUDIT COMMITTEE	13
BOARD INTEREST IN THE FUNDS	15
COMPENSATION	16
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	16
PORTFOLIO TRANSACTIONS AND BROKERAGE	16
ADDITIONAL TAX INFORMATION	17
PRICING OF FUND SHARES	27
PURCHASES AND SALES THROUGH BROKER-DEALERS	28
ANTI-MONEY LAUNDERING PROGRAM	28
CUSTODIAN	28
FUND SERVICES	28
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	29
DISTRIBUTOR	29
LEGAL COUNSEL	29
DISCLOSURE OF PORTFOLIO HOLDINGS	29
FINANCIAL STATEMENTS	30
PROXY VOTING POLICIES	30

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF SUCH STATE.

DESCRIPTION OF THE TRUST AND THE FUNDS

     Conquer Risk Managed Volatility Fund, Conquer Risk Tactical Rotation Fund, Conquer Risk Tactical Opportunities Fund and Conquer Risk Defensive Bull Fund (each a “Fund”, separately referred to as “the Fund”, and together the "Funds") were organized as non-diversified series of PFS Funds (the "Trust"), on _______, 2020 and commenced operations on _______, 2020. The Trust is an open-end investment company established under the laws of Massachusetts by an Agreement and Declaration of Trust dated January 13, 2000, as amended on January 20, 2011 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of full and fractional shares of multiple separate and distinct portfolio series the assets and liabilities of which are separate and distinct from the assets and liabilities of the other series portfolios of the Trust. Each share of a Fund represents an equal proportionate interest in the Fund with each other share of the Fund and is entitled to a proportionate interest in the dividends and distributions from the Fund. The shares of the Funds do not have any preemptive rights. The investment advisor to the Funds is Potomac Fund Management, Inc. (the "Advisor").

     Upon termination of any Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of a Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders. The assets received by a Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, a Fund. The underlying assets are segregated and are charged with the expenses with respect to a Fund and with a share of the general expenses of the Trust. Any general expenses of the Trust that are not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. While the expenses of the Trust are allocated to the separate books of account of each Fund, certain expenses may be legally chargeable against the assets of the Funds.

     The Trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust. Shareholders' investments in such an additional portfolio would be evidenced by a separate series of shares (i.e., a new "Fund"). The Trust Agreement provides for the perpetual existence of the Trust and the Funds. A Fund, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of the Fund or by the Trustees upon notice to shareholders. The Trust Agreement also provides that the Trustees may also terminate the Trust upon written notice to the shareholders, and that shareholders holding at least two-thirds of the Trust’s outstanding shares may terminate the Trust.

     For information concerning the purchase and redemption of shares of each Fund, see "Purchase and Sale of Fund Shares" in the Prospectus. For a description of the methods used to determine the share price and value of each Fund's assets, see "Pricing of Fund Shares" in the Prospectus and in this Statement of Additional Information.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

     This section contains a discussion of some of the investments the Funds may make and some of the techniques each Fund may use.

     A. Equity Securities. The Funds may invest in equity securities such as common stock, preferred stock, convertible securities, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

     Equity securities also include exchange-traded funds (“ETFs”). Because the Funds will invest in shares of ETFs their performance is directly related to the ability of the ETFs to meet their respective

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investment objectives, as well as the allocation of the Funds’ assets among the ETFs by the Advisor. The Funds will invest in the securities of exchange-traded funds (“ETFs”). These ETFs will generally attempt to replicate the performance of a particular index. An ETF may not always hold all of the same securities as the index it attempts to track. An ETF may use statistical sampling techniques to attempt to replicate the returns of an index. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, and earnings growth. An ETF may not track the index perfectly because differences between the index and the fund’s portfolio can cause differences in performance. In addition, expenses and transaction costs, the size and frequency of cash flow into and out of the fund, and differences between how and when the fund and the index are valued can cause differences in performance. When the Funds invests in ETFs each Fund will indirectly bear its proportionate share of any fees and expenses payable directly by the ETF. In connection with its investments in other investment companies, the Funds will incur higher expenses, many of which may be duplicative. Furthermore, because the Funds invests in shares of ETFs their performance is directly related to the ability of the ETFs to meet their respective investment objectives, as well as the allocation of each Fund’s assets among the ETFs by the Advisor. Accordingly, each Fund’s investment performance will be influenced by the investment strategies of and risks associated with the ETFs in direct proportion to the amount of assets the Fund allocates to the ETFs utilizing such strategies.

     To the extent that the Funds invests in leveraged ETFs, including ETFs leveraged multiple times (ultra-long), the value of the Fund’s investment will rise or fall proportionally with the amount of leverage as the index underlying the ETF’s benchmark rises or falls. The net asset value and market price of leveraged ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions. Most leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance or inverse of the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets. By investing in ultra-long ETFs and gaining magnified exposure to a particular index, a Fund can commit less assets to the investment in the securities represented on the index than would otherwise be required. ETFs that seek to multiply the return on the tracked index are subject to a special form of correlation risk, which is the risk that for periods greater than one day, the use of leverage tends to cause the performance of the ETF to be either greater than or less than the index performance times the stated multiple in the ETFs investment objective.

     The Funds may also invest in inverse ETFs, including double inverse (or ultra-short) ETFs. Inverse ETFs seek to negatively correlate to the performance of the particular index that they track by using various forms of derivative transactions, including by short-selling the underlying index. Ultra-short ETFs seek to multiply the negative return of the tracked index (e.g., twice the inverse return). As a result, an investment in an inverse ETF will decrease in value when the value of the underlying index rises. By investing in ultra-short ETFs and gaining magnified short exposure to a particular index, a Fund can commit less assets to the investment in the securities represented on the index than would otherwise be required. ETFs that seek to multiply the negative return on the tracked index are subject to a special form of correlation risk which is the risk that for periods greater than one day, the use of leverage tends to cause the performance of the ETF to be either greater than or less than the index performance times the stated multiple in the ETFs investment objective.

     Investments in ETFs involve certain inherent risks generally associated with investments in a broadly-based portfolio of stocks, including risks that: (1) the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF or other instrument; (2) an ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weightings of securities or number of stocks held; (3) an ETF may also be adversely affected by the performance of the specific index, market sector or group of industries on which it is based; and (4) an ETF may not track an index as well as a traditional index mutual fund because ETFs are valued by the market and, therefore, there may be a difference between the market value and the ETF’s net asset value. Additionally, investments in fixed income ETFs involve certain inherent risks generally associated

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with investments in fixed income securities, including the risk of fluctuation in market value based on interest rates rising or declining and risks of a decrease in liquidity, such that no assurances can be made that an active trading market for underlying ETFs will be maintained.

     There is also a risk that the ETFs may terminate due to extraordinary events. For example, any of the service providers to the ETF, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, the ETF may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the respective underlying ETF may also terminate. In addition, and ETF may terminate if its net assets fall below a certain amount. Although the Funds believe that in the event of the termination of an ETF, it will be able to invest instead in shares of an alternate ETF tracking the same market index or another index covering the same general market, there can be no assurance that shares of an alternate underlying fund or ETF would be available for investment at that time.

     Many ETFs are organized as investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”). Investments in the securities of other investment companies, including investments in ETFs and closed-end funds, may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, the Fund's shareholders indirectly will bear the Fund's proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund's shareholders directly bear in connection with the Fund's own operations.

     Under Section 12(d)(1) of the 1940 Act, each Fund may invest only up to 5% of its total assets in the securities of any one investment company (ETF or other mutual funds), but may not own more than 3% of the outstanding voting stock of any one investment company (the "3% Limitation") or invest more than 10% of its total assets in the securities of other investment companies. However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by a Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not offered or sold after January 1, 1971, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1 ½% percent. An investment company that issues shares to the Fund pursuant to paragraph 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days. The Funds (or the Advisor acting on behalf of a Fund) must comply with the following voting restrictions: when a Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund's shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security. Because other investment companies employ an investment advisor, such investments by the Fund may cause shareholders to bear duplicate fees.

     In addition, the Funds are subject to the 3% Limitation unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% Limitation from the SEC that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. In the alternative, the Fund may rely on Rule 12d1-3, which allows unaffiliated mutual funds to exceed the 5% Limitation and the 10% Limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired funds) does not exceed the limits on sales loads established by the FINRA for a fund of funds.

     B. Foreign Securities. The Funds may invest in foreign equity and fixed income securities. Foreign securities include American Depositary Receipts (“ADRs”) and ETFs that hold foreign securities. ADRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. ADRs are subject to risks similar to those associated with direct investment in foreign securities.

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     Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer’s financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, generally are higher than for U.S. investments.

     Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may invoke increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It also may be difficult to enforce legal rights in foreign countries.

     Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that an advisor will be able to anticipate or counter these potential events and their impacts on a Fund’s share price.

     The considerations noted above generally are intensified for investments in developing and emerging market countries. These countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

     C. Restricted and Illiquid Securities. The portfolios of the Funds may contain illiquid securities. Illiquid securities are any investments that each Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investments. Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market. The following securities are considered to be illiquid: repurchase agreements and reverse repurchase agreements maturing in more than seven days, nonpublicly offered securities, and restricted securities. Restricted securities are securities whose resale is subject to legal or contractual restrictions. Restricted securities may be sold only in privately negotiated transactions, in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933, or pursuant to Rule 144 or Rule 144A promulgated under such Act. Where registration is required, each Fund may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time of the decision to sell and the time such security may be sold under an effective registration statement. If during such a period adverse market conditions were to develop, a Fund might obtain a less favorable price than the price it could have obtained when it decided to sell. Each Fund will not invest more than 15% of its net assets in illiquid securities.

     Rule 144A securities are treated as exempt from the 15% limit on illiquid securities, provided that a dealer or institutional trading market in such securities exists. Under the supervision of the Board of Trustees, the Advisor determines the liquidity of restricted securities and, through reports from the Advisor, the Board of Trustees will monitor trading activity in restricted securities. If institutional trading in restricted securities were to decline, the liquidity of each Fund could be adversely affected.

     D. U.S. Government Securities. U.S. government securities are high-quality debt securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States or guaranteed by the United States Treasury. For example, securities issued by the Farm Credit Banks or by the Federal National Mortgage Association are supported by the instrumentality's right to borrow money from the U.S.

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Treasury under certain circumstances. Moreover, securities issued by other agencies or instrumentalities are supported only by the credit of the entity that issued them.

     E. Corporate Debt Securities. Corporate debt securities are long- and short-term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes and commercial paper). The Advisor considers corporate debt securities to be of investment grade quality if they are rated BBB or higher by S&P or Baa or higher by Moody's, or if unrated, determined by the Advisor to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. For securities on the lower end of this category, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for higher-rated securities.

     F. Fixed Income Securities. The Funds may invest in all types of U.S. and non-U.S. fixed income securities, including when-issued, delayed delivery, or forward commitment basis. Fixed income securities are subject to credit risk and interest rate risk. Credit risk is the risk that a Fund could lose money if an issuer of a fixed income security cannot meet its financial obligations or goes bankrupt. Interest rate risk is the risk that a Fund's investments in fixed income securities may fall when interest rates rise.

     Investments in high-yield bonds (also known as “junk bonds”) are considered to be more speculative than higher quality fixed income securities. They are more susceptible to credit risk than investment-grade securities, especially during periods of economic uncertainty or economic downturns. The values of lower quality securities are subject to greater volatility and are generally more dependent on the ability of the issuer to meet interest and principal payments than the values of higher quality securities. Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings.

     G. Financial Services Industry Obligations. The Funds may invest in each of the following obligations of the financial services industry:

     (1) Certificate of Deposit. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank or a savings and loan association to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate.

     (2) Time Deposits. Time deposits are non-negotiable deposits maintained in a banking institution or a savings and loan association for a specified period of time at a stated interest rate.

     (3) Bankers' Acceptances. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer and reflect the obligation both of the bank and of the drawer to pay the face amount of the instruments upon maturity.

     H. Repurchase Agreements. The Funds may invest in repurchase agreements fully collateralized by obligations issued by the U.S. government or agencies of the U.S. government ("U.S. Government Obligations"). A repurchase agreement is a short-term investment in which the purchaser (i.e., a Fund) acquires ownership of a U.S. Government Obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than 7 days from the date of purchase). Any repurchase transaction in which the Funds engage will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, a Fund could experience both delays in liquidating the underlying security and losses in value. However, the Funds intends to enter into repurchase agreements only with the custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Advisor to be creditworthy. The Advisor will monitor the creditworthiness of the banks and securities dealers with which each Fund engages in repurchase transactions.

     I. Borrowing. The Funds are permitted to borrow money up to one-third of the value of its total assets. Borrowing is a speculative technique that increases both investment opportunity and a Fund's ability to achieve greater diversification. However, it also increases investment risk. Because each Fund’s

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investments will fluctuate in value even though the interest obligations on borrowed funds may be fixed, the Fund's net asset value may tend to increase more when its investments increase in value and decrease more when its investments decrease in value. In addition, interest costs on borrowings may fluctuate with changing market interest rates and may partially offset or exceed the return earned on the borrowed funds. Also, during times of borrowing under adverse market conditions, the Funds might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

     J. Securities Lending. The Funds may make long- and short-term loans of its portfolio securities to parties such as broker-dealers, banks, or institutional investors, in an amount up to 33 1/3% of Fund assets. Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied, should the borrower fail financially, loans will be made only to parties whose creditworthiness has been reviewed and deemed satisfactory by the Advisor. Furthermore, loans will only be made if, in the judgment of the Advisor, the consideration to be earned from such loans would justify the risk.

     The Advisor understands that it is the current view of the staff of the Securities and Exchange Commission (the "SEC") that the Funds may engage in loan transactions only under the following conditions: (1) the Fund must receive between 102% - 105% collateral in the form of cash or cash equivalents (e.g. securities issued or guaranteed by the U.S. Government or its agencies, negotiable certificates of deposit, bankers’ acceptances or letters of credit); (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

     Cash received through loan transactions may be invested in any security in which the Funds are authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

     K. Mortgage-Backed Securities. The Funds may invest in mortgage-backed securities. These securities represent an interest in a pool of mortgages. Most mortgage-backed securities are pass-through securities, meaning that the payments received by a Fund on such securities consist of both principal and interest as the mortgages in the underlying mortgage pool are paid off. Unscheduled or early payments on the underlying mortgages may shorten the securities’ effective maturities. The average life of securities representing interests in pools of mortgage loans is likely to be substantially less than the original maturity of the mortgage pools as a result of prepayments or foreclosures of such mortgages. Prepayments are passed through to the registered holder with the regular monthly payments of principal and interest and have the effect of reducing future payments. To the extent the mortgages underlying a security representing an interest in a pool of mortgages are prepaid, a Fund may experience a loss (if the price at which the respective security was acquired by a Fund was at a premium over par, which represents the price at which the security will be sold upon prepayment). In addition, prepayments of such securities held by a Fund will reduce the share price of the Fund to the extent the market value of the securities at the time of prepayment exceeds their par value. Furthermore, the prices of mortgage-backed securities can be significantly affected by changes in interest rates. Prepayments may occur with greater frequency in periods of declining mortgage rates because, among other reasons, it may be possible for mortgagors to refinance their outstanding mortgages at lower interest rates. In such periods, it is likely that any prepayment proceeds would be reinvested by the Fund at lower rates of return.

     L. Options Transactions. The Funds may engage in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index

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and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, the Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

     The purchase and writing of options requires additional skills and techniques beyond normal portfolio management and involves certain risks. The purchase of options limits a Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in a Fund losing a greater percentage of its investment than if the transaction were effected directly. When a Fund sells a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues. It will also retain the risk of loss should the price of the security decline. When a Fund sells a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Funds may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that a Fund can effect a closing transaction on a particular option it has sold. Further, the total premium paid for any option may be lost if a Fund does not exercise the option or, in the case of over-the-counter options, the writer does not perform its obligations.

     M. Real Estate Investment Trusts. The Funds may invest in the securities of real estate investment trusts (REITs). REITs offer investors greater liquidity and diversification than direct ownership of properties. A REIT is a corporation or business trust that invests substantially all of its assets in interests in real estate. Equity REITs are those which purchase or lease land and buildings and generate income primarily from rental income. Equity REITs may also realize capital gains (or losses) when selling property that has appreciated (or depreciated) in value. Mortgage REITs are those that invest in real estate mortgages and generate income primarily from interest payments on mortgage loans. Hybrid REITs generally invest in both real property and mortgages. Unlike corporations, REITs do not pay income taxes if they meet certain IRS requirements. Real estate related equity securities also include those insured by real estate developers, companies with substantial real estate holdings (for investment or as part of their operations), as well as companies whose products and services are directly related to the real estate industry, such as building supply manufacturers, mortgage lenders or mortgage servicing companies. Like any investment in real estate though, a REIT’s performance depends on several factors, such as its ability to find tenants, renew leases and finance property purchases and renovations. Other risks associated with REIT investments include the fact that equity and mortgage REITs are dependent upon specialized management skills and are not fully diversified. These characteristics subject REITs to the risks associated with financing a limited number of projects. They are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. Additionally, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. By investing in REITs indirectly through a Fund, a shareholder bears not only a proportionate share of the expenses of the Fund but also may indirectly bear similar expenses of some of the REITs in which it invests.

     N. Futures and Options on Futures. The Funds may buy and sell stock index futures contracts. A stock index futures contract obligates the seller to deliver (and the buyer to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement was made. No physical delivery of the underlying stocks in the index is made. Positions taken in the futures markets are not normally held to maturity but are liquidated through offsetting transactions that may result in a profit or a loss.

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     The Funds may sell stock index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of its long positions in equity securities that might otherwise result. When the Funds are not fully invested in stocks and anticipates a significant market advance, they may buy stock index futures in order to gain rapid market exposure that may in part or entirely offset increases in the cost of common stocks that it intends to buy.

     Each Fund may buy and sell call and put options on stock index futures to hedge against risks of market price movements in its long portfolio and to maintain short positions through transactions other than short sales of securities. The need to hedge against market movement risks will depend on the extent of diversification of the Fund’s common stock portfolio and the sensitivity of such investments to factors influencing the stock market as a whole.

     Call and put options on stock index futures are similar to options on securities except that, rather than the right to buy and sell stock at a specified price, options on stock index futures give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in case of a put, the exercise price of the option on the futures contract. If an option is exercised on the last trading day before the expiration date of the option, the settlement will be made entirely in cash in an amount equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

     To the extent a Fund enters into a futures contract, it will deposit in a segregated account with a custodian bank or U.S. Treasury obligations equal to a specified percentage of the value of the futures contract (the initial margin), as required by the relevant contract market and futures commission merchant. The futures contract will be marked to market daily. Should the value of the futures contract decline relative to the Fund’s position, the Fund, if required by law, will pay the futures commission merchant an amount equal to the change in value to maintain its appropriate margin balance.

     Transactions involving futures contracts and related options carry risk. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time, and a Fund may be unable to promptly liquidate unfavorable positions. Consequently, the Fund may have to hold a position until delivery or expiration regardless of change in its value. As a result, the Fund’s access to other assets held to cover its options or futures positions could also be impaired. There is also the risk that there will be imperfect correlation, or even no correlation, between price movements of the investments being hedged and the options or futures used. In addition, the Fund will pay commissions and other costs in connection with such investments.

     O. Other Investment Companies. The Funds may purchase securities of open-end or closed-end investment companies if the purchase is in compliance with the 1940 Act. If the Funds invests in securities of other investment companies, the return of any such investment will be reduced by the operating expenses, including investment advisory and administrative fees, of such investment companies. However, the Advisor believes that at times the return and liquidity features of these securities will be more beneficial than other types of securities.

     P. Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or a broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. The Funds will only enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by the Advisor. Such transactions may increase fluctuations in the market value of a Fund’s assets and may be viewed as a form of leverage.

     Q. Zero Coupon Bonds. Zero coupon bonds do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a Fund’s dividend, a portion of the difference between a zero coupon bond’s purchase price and its face value is considered income.

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     R. Exchange-Traded Notes. The Funds may invest in exchange-traded notes (“ETNs”), which are a type of unsecured, unsubordinated debt security. ETNs combine certain aspects of bonds and ETFs. Similar to ETFs, ETNs are traded on a major exchange (e.g., NYSE) during normal trading hours. However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to principal amount, subject to the day's index factor. ETN returns are based upon the performance of a market index minus applicable fees. ETNs do not make periodic coupon payments and provide no principal protection. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity. The value of the ETN may drop due to a downgrade in the issuer's credit rating, despite the underlying index remaining unchanged. ETNs are synthetic instruments in that they do not represent an interest in the ETNs underlying securities. Additionally, because the ETNs are issued by third parties, there is a risk that the party issuing the ETN may default.

     S. Commodities. The Funds may also invest in underlying funds that hold a portfolio of commodities. Commodities are physical substances, such as metals, that investors buy or sell on the market, usually through futures contracts. The price of a commodity is subject to supply and demand. Commodity risk refers to the uncertainties of future market values and the size of future income, caused by fluctuation in the price of a commodity. An investment in commodities contends with the following types of risks: price risk, adverse movements in world prices, exchange rates, and the basis between local and world prices; quantity risk; cost risk, input price risk; and political risk, how political conditions can affect supply, demand and the price of commodities.

     Certain ETFs and ETNs may not produce qualifying income for purposes of the “90% Test” (as defined below under the heading “Taxation as a RIC”) which must be met for a Fund to maintain its status as a regulated investment company under the Code. If one or more ETFs or ETNs generates more non-qualifying income for purposes of the 90% Test than the Fund’s portfolio management expects, it could cause the Fund inadvertently to fail the 90% Test.

     T. Cash and Cash Equivalents. The Funds may hold cash or invest in cash equivalents. Cash equivalents include money market funds, commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies, or bank/corporation sponsored conduits (asset-backed commercial paper)); short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)); or bank notes; savings association and saving bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations); securities of the U.S. government, its agencies, or instrumentalities that mature or may be redeemed in one year or less, and; corporate bonds and notes that mature or that may be redeemed in one year or less.

INVESTMENT LIMITATIONS

     Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Funds and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of a Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of a Fund means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

     1. Borrowing Money. The Funds will not borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made.

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This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

     2. Senior Securities. The Funds will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder, or interpretations of the SEC or its staff.

     3. Underwriting. The Funds will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Funds may be deemed an underwriter under certain federal securities laws.

     4. Real Estate. The Funds will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Funds from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

     5. Commodities. The Funds will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Funds from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

     6. Loans. The Funds will not make loans to other persons, except: (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures, or other securities.

     7. Concentration. Each Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, or repurchase agreements related to these securities.

     With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

     Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by a Fund, provided that if following the consummation of such merger, consolidation or acquisition results in an investment in the securities of any issuer or a position held that is prohibited by any applicable limitation or restriction of a Fund, the Fund shall, within ninety days (three days in the case of Investment Limitation #1 above) after the consummation of such merger, consolidation or acquisition (or the date of exceeding the borrowing limit with respect to Investment Limitation #1 above), dispose of all of the securities of such issuer or such portion thereof or eliminate such position, as shall be necessary to bring the investment or position within the bounds of the applicable limitation or restriction of the Fund.

     Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Funds and are Non-Fundamental (see "Investment Limitations - Fundamental" above).

     1. Pledging. The Funds will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Funds except as may be necessary in connection with borrowings

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described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     2. Borrowing. The Funds will not purchase any security while borrowings (including reverse repurchase agreements) representing more than one third of its total assets are outstanding.

     3. Margin Purchases. The Funds will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Funds for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     4. Illiquid Investments. Each Fund will not invest more than 15% of its net assets in illiquid securities, as defined by the 1940 Act.

THE INVESTMENT ADVISOR

     The Advisor is Potomac Fund Management, Inc., located at 777 Brickell Ave, Suite #500-9455, Miami, FL 33131. The Advisor is owned and controlled by Manish Khatta.

     Under the terms of the Management Agreement, the Advisor manages the investment portfolio of the Funds, subject to policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, the Advisor, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Funds. The Advisor receives an annual investment management fee of 1.25% of each Fund’s average daily net assets.

     The Advisor retains the right to use the names "Conquer Risk Fund" or any derivative thereof in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the names " Conquer Risk Managed Volatility Fund, Conquer Risk Tactical Rotation Fund, Conquer Risk Tactical Opportunities Fund and Conquer Risk Defensive Bull Fund" or any derivative thereof automatically ceases ninety days after termination of the Management Agreement and may be withdrawn by the Advisor on ninety days’ written notice.

     The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Funds believes that there would be no material impact on the Funds or its shareholders. Financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the financial institution’s services will be lower than to those shareholders who do not. The Funds may from time to time purchase securities issued by financial institutions that provide such services; however, in selecting investments for the Funds, no preference will be shown for such securities.

     Under the Services Agreement, the Advisor assumes and pays all ordinary expenses of the Funds, except that the Funds pays all management fees, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), ADR Fees, underlying fund fees and expenses, and extraordinary or non-recurring expenses. Under the Services Agreement, the Advisor receives an annual Services Agreement fee of 0.65% of the Fund’s average daily net assets up to $25 million, 0.35% of the Fund’s average daily net assets from $25 million to $100 million, and 0.25% of such assets in excess of $100 million. The Funds may also pay expenses which they are authorized to pay pursuant to Rule 12b-1 under the Act.

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THE PORTFOLIO MANAGER

     Manish Khatta (the “Portfolio Manager”) is the portfolio manager of the Funds. Each Fund's investment portfolio is primarily managed on a day-to-day basis by Manish Khatta. The following provides information regarding other accounts managed by the Portfolio Manager as of ______, 2020:

Manish Khatta

Total Assets By
			Number of Accounts by Type	Account Type
	Number of Accounts by	Total Assets By	Subject to a Performance	Subject to a
Account Type	Account Type	Account Type	Fee	Performance Fee
Registered Investment	0	0	0	0
Companies
Other Pooled	__	$____ Million	__	$____ Million
Investment Vehicles
Other Accounts	__	$____ Million	__	$____ Million

     Mr. Khatta manages separate accounts that may be similar to that to the Funds. Actual or apparent conflicts of interest may arise in connection with the day-to-day management of the Funds and other accounts. The management of the Funds and other accounts may result in unequal time and attention being devoted to a Fund and other accounts. Another potential conflict of interest may arise where another account has the same investment objective as the Funds, whereby the portfolio manager could favor one account over another. Further, a potential conflict could include the portfolio manager’s knowledge about the size, timing and possible market impact of a Fund trades, whereby the portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. These potential conflicts of interest could create the appearance that the portfolio manager is favoring one investment vehicle over another.

     Mr. Khatta is not paid a salary to manage the Funds. There are no bonuses, deferred compensation or retirement plans associated with the Portfolio Manager’s service to the Funds. Mr. Khatta participates directly in the profits and losses of the Advisor, which includes the management fees paid by the Funds.

     Because the Funds are newly organized, the Portfolio Manager has no beneficial ownership of Fund shares as of the date of this SAI.

TRUSTEES AND OFFICERS

     The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. The Trustees who are "interested persons" of the Trust, as defined in the 1940 Act, are indicated by an asterisk. Each Trustee serves until the Trustee sooner dies, resigns, retires or is removed. Officers hold office for one year and until their respective successors are chosen and qualified.

     The Board is currently composed of four Trustees, including three Trustees who are not "interested persons" of the Funds, as that term is defined in the 1940 Act (each an “Independent Trustee”). In addition to four regularly scheduled meetings per year, the Board holds special meetings or informal conference calls to discuss specific matters that may require action prior to the next regular meeting. The Board of Trustees has established an Audit Committee comprised entirely of Trustees who are Independent Trustees. The Audit Committee is generally responsible for (i) overseeing and monitoring the Trust's internal accounting and control structure, its auditing function and its financial reporting process, (ii) selecting and recommending to the full Board of Trustees the appointment of auditors for the Trust, (iii) reviewing audit plans, fees, and other material arrangements with respect to the engagement of auditors, including permissible non-audit services performed; (iv) reviewing the qualifications of the auditor's key personnel involved in the foregoing activities and (v) monitoring the auditor's independence.

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     Board Leadership Structure. The Chairman of the Board of Trustees is Mr. George Cossolias, who is an “independent person” of the Trust, within the meaning of the 1940 Act. The Board has established an Audit Committee which allows it to access the expertise necessary to oversee the Trust, identify risks, recognize shareholder concerns and needs and highlight opportunities. The Audit Committee is able to focus Board time and attention to matters of interest to shareholders and, through its private sessions with the Trust’s auditor, Chief Compliance Officer and legal counsel, stay fully informed regarding management decisions. The Board of Trustees had determined that its leadership structure is appropriate based on the size of the Trust, the Board’s current responsibilities, each Trustee’s ability to participate in the oversight of the Trust and committee transparency. The Board periodically reviews this leadership structure and believes it to be appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview, and allocates responsibility among the Audit Committee of the Trustees and the full Board in a manner that enhances effective oversight.

     Risk Oversight. Mutual funds face a number of risks, including investment risk, compliance risk and valuation risk. The Board oversees management of the Fund’s risks directly and through its officers. While day-to-day risk management responsibilities rest with each Fund’s Chief Compliance Officer, investment advisors and other service providers, the Board monitors and tracks risk by: (1) receiving and reviewing quarterly reports related to the performance and operations of the Fund; (2) reviewing and approving, as applicable, the compliance policies and procedures of the Trust, including the Trust’s valuation policies and transaction procedures; (3) periodically meeting with the portfolio manager to review investment strategies, techniques and related risks; (4) meeting with representatives of key service providers, including the Fund’s investment advisors, administrator, distributor, transfer agent and the independent registered public accounting firm, to discuss the activities of the Fund; (5) engaging the services of the Chief Compliance Officer of the Fund to test the compliance procedures of the Trust and its service providers; (6) receiving and reviewing reports from the Trust’s independent registered public accounting firm regarding the Fund’s financial condition and the Trust’s internal controls; and (7) receiving and reviewing an annual written report prepared by the Chief Compliance Officer reviewing the adequacy of the Trust’s compliance policies and procedures and the effectiveness of their implementation. The Board has concluded that its general oversight of the investment advisors and other service providers as implemented through the reporting and monitoring process outlined above allows the Board to effectively administer its risk oversight function.

AUDIT COMMITTEE

     The Board of Trustees has an Audit Committee, which is comprised of the independent members of the Board of Trustees, Thomas H. Addis III, Allen C. Brown and George Cossolias. The Audit Committee meets at least once a year, or more often as required, in conjunction with meetings of the Board of Trustees. The Audit Committee oversees and monitors the Trust’s internal accounting and control structure, its auditing function and its financial reporting process. The Audit Committee selects and recommends to the full Board of Trustees the appointment of auditors for the Trust. The Audit Committee also reviews audit plans, fees, and other material arrangements with respect to the engagement of auditors, including permissible non-audit services performed. It reviews the qualifications of the auditor’s key personnel involved in the foregoing activities and monitors the auditor’s independence. During the fiscal period ended ______ the Audit Committee met ____ times.

     The Board nominates and appoints trustees to fill vacancies on the Board of Trustees and to stand for election at shareholder meetings of the Trust. The nomination of any Independent Trustees to the Board is made in the sole and exclusive discretion of the current Independent Trustees. The Trustees do not consider nominations by shareholders for trustee candidates. Each Trustee was nominated to serve on the Board of Trustees based on their particular experiences, qualifications, attributes and skills. The characteristics that have led the Board to conclude that each of the Trustees should continue to serve as a Trustee of the Trust are discussed below.

Jeffrey R. Provence. Mr. Jeffrey R. Provence has served as a Trustee since the Trust’s inception in 2000. Mr. Jeffrey R. Provence is the CEO of Premier Fund Solutions, Inc. which provides the Board of Trustees with knowledge related to fund administration. Mr. Jeffrey R. Provence is also a General Partner

13

of Value Trend Capital Management, LP, and has worked in the investment management industry since 1995 providing investment management knowledge to the Board of Trustees.

Thomas H. Addis III. Mr. Addis has served as a Trustee since the Trust’s inception in 2000. Mr. Addis is the Executive Director/CEO of the Southern California PGA. His strategic planning, organizational and leadership skills help the Board set long-term goals.

Allen C. Brown. Mr. Brown has served as a Trustee since June 2010. He has been an estate planning and business attorney since 1970. As a practicing attorney for over four decades, Mr. Brown provides a valued legal perspective to the Board of Trustees.

George Cossolias. Mr. Cossolias has served as a Trustee since the Trust’s inception in 2000, and as the Chairman of the Board of Trustees since May 2013. As a Certified Public Accountant, Mr. Cossolias brings budgeting and financial reporting skills to the Board of Trustees. Mr. Cossolias serves as Chairman of the Trust’s Audit Committee.

     The trustees and officers, together with their addresses, age, principal occupations during the past five years are as follows:

Interested Trustees and Officers

Name,	Position(s)	Term of	Principal Occupation(s)	Number of	Other
Address (1),	with	Office and	During	Portfolios In	Directorships
and Year of	the Trust	Length	Past 5 Years	Fund Complex	Held By
Birth		of Time		Overseen By	Trustee
		Served		Trustee

Ross C.	President	Indefinite	General Partner and	N/A	N/A
Provence, Year		Term;	Portfolio Manager for
of Birth: 1938		Since 2000	Value Trend Capital
Management, LP
(1995 to current).
Estate planning
attorney (1963 to
current).

Jeffrey R.	Trustee,	Indefinite	CEO, Premier Fund	__	Blue Chip
Provence(2),	Secretary and	Term;	Solutions, Inc. (2001 to		Investor
Year of Birth:	Treasurer	Since 2000	current). General Partner		Funds,
1969			and Portfolio Manager for		Meeder
			Value Trend Capital		Funds
Management, LP (1995 to
current).

Julian G.	Chief	Chief	Managing Member,	N/A	N/A
Winters,	Compliance	Compliance	Watermark Solutions LLC
Year of Birth:	Officer	Officer Since	(investment compliance
1968		2010	and consulting) since
March 2007.

(1) The address of each trustee and officer is c/o PFS Funds, 1939 Friendship Drive, Suite C, El Cajon, CA 92020.
(2) Jeffrey R. Provence is considered "interested person" as defined in Section 2(a)(19) of the 1940 Act by virtue of his position with the Trust.

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Independent Trustees

Name,	Position	Term of	Principal Occupation(s)	Number of	Other
Address(1),	with	Office and	During	Portfolios In	Directorships
and Year of	the Trust	Length	Past 5 Years	Fund Complex	Held By
Birth		of Time		Overseen By	Trustee
		Served		Trustee

Thomas H.	Independent	Indefinite	Executive Director/CEO,	__	None
Addis III,	Trustee	Term;	Southern California PGA
Year of Birth:		Since 2000	(2006 to current).
1945

Allen C. Brown,	Independent	Indefinite	Law Office of Allen C.	__	Blue Chip
Year of Birth:	Trustee	Term;	Brown. Estate planning		Investor
1943		Since 2010	and business attorney		Funds
(1970 to current).

George	Independent	Indefinite	Partner of CWDL, CPAs	__	Blue Chip
Cossolias,	Trustee	Term;	(February 1, 2014 to		Investor
CPA,		Since 2000	current). Owner of		Funds,
Year of Birth:			George Cossolias &		Neiman
1935			Company, CPAs (1972 to		Funds
January 31, 2014).
President of Lubrication
Specialists, Inc. (develops
and distributes petroleum
based products) (1996 to current).

(1) The address of each trustee and officer is c/o PFS Funds, 1939 Friendship Drive, Suite C, El Cajon, California 92020.

BOARD INTEREST IN THE FUND

As of _________, the Trustees owned the following amounts in the Funds:

		Aggregate Dollar Range of Equity
Name of Trustee	Dollar Range of Securities In the	Securities In All Registered Investment
	Conquer Risk Managed Volatility Fund,	Companies Overseen By Trustee In
	Conquer Risk Tactical Rotation Fund,	Family of Investment Companies
	Conquer Risk Tactical Opportunities Fund
	and Conquer Risk Defensive Bull Fund
Jeffrey R. Provence(1)	$0	Over $100,000
Thomas H. Addis III	$0	$0
Allen C. Brown	$0	$0
George Cossolias, CPA	$0	$0

(1)Jeffrey R. Provence is considered "interested person" as defined in Section 2(a)(19) of the 1940 Act by virtue of his position with the Trust.

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COMPENSATION

     Trustee fees are paid by the advisors to the Funds of the Trust, including the Advisor to the Conquer Risk Managed Volatility Fund, Conquer Risk Tactical Rotation Fund, Conquer Risk Tactical Opportunities Fund and Conquer Risk Defensive Bull Fund. Trustees who are deemed "interested persons" of the Trust receive no compensation. Each Independent Trustee shall receive a $375 per meeting fee for each series portfolio of the Trust unless such series portfolio has not reached (i) 5 years of operations (ii) or $5 million in assets, in such case the fee would be $250 per meeting. Additionally, for each series portfolio with less than one year of operation the maximum per meeting fee received by an Independent Trustee is $250. The following table shows Trustee compensation for the 12-month period ended _______, 2020:

	Pension or
	Retirement
	Benefits Accrued	Estimated	Aggregate Compensation	Total Compensation
Name	as Part of	Annual Benefits	from each	from the
	Fund Expenses	Upon Retirement	Fund(1)	Fund Complex

Jeffrey R. Provence	$0	$0	$0	$0
Thomas H. Addis III	$0	$0	$1,000	$__,___
Allen C. Brown	$0	$0	$1,000	$__,___
George Cossolias,	$0	$0	$1,000	$__,___
CPA

(1) The Conquer Risk Managed Volatility Fund, Conquer Risk Tactical Rotation Fund, Conquer Risk Tactical Opportunities Fund and Conquer Risk Defensive Bull Fund commenced operations on ________, 2020. It is estimated that the compensation to be paid to each Independent Trustee will be $1,000 per Fund for the first fiscal year of operation for the Conquer Risk Managed Volatility Fund, Conquer Risk Tactical Rotation Fund, Conquer Risk Tactical Opportunities Fund and Conquer Risk Defensive Bull Fund.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to a Fund's fundamental policies or the terms of the Management Agreement with the Advisor. As of the date of this SAI, the Trustees and officers of the Trust do not own any of the outstanding shares of the Funds. As of the date of this SAI, the Funds had no principal shareholders or control persons.

PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to policies established by the Board of Trustees, the Advisor is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. The Advisor may not give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions. However, the Advisor may place portfolio transactions with brokers or dealers that promote or sell the Fund’s shares so long as such placements are made pursuant to policies approved by the Fund’s Board of Trustees that are designed to ensure that the selection is based on the quality of the broker’s execution and not on its sales efforts.

     The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker

16

or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

     Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Fund under the Investment Advisory Agreement. Due to research services provided by brokers, the Fund may direct trades to certain brokers.

     The portfolio turnover rate for the Fund is calculated by dividing the lesser of amounts of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year and may be affected by cash requirements for redemption of shares and by requirements which enables the Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions, and the Fund may engage in short-term trading to achieve its investment objective.

     Over-the-counter transactions may be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

     When the Fund and another of the Advisor's clients seek to purchase or sell the same security at or about the same time, the Advisor may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires, or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. The allocation may be adjusted by the Advisor, taking into account such factors as the size of the individual orders and transaction costs, when the Advisor believes an adjustment is reasonable.

     The Trust, the Advisor and the Distributor have each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act. The personnel subject to the Code of Ethics are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code of Ethics from the SEC.

ADDITIONAL TAX INFORMATION (“the Fund” covers each of the Funds separately)

     The following discussion is a summary of certain U.S. federal income tax considerations affecting the Fund and its shareholders. The discussion reflects applicable federal income tax laws of the U.S. as of the date of this SAI, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the “IRS”), possibly with retroactive effect. No attempt is made to present a detailed explanation of all U.S. income, estate or gift tax, or foreign, state or local tax concerns affecting the Fund and its shareholders (including shareholders owning large positions in the Fund). The

17

discussion set forth herein does not constitute tax advice. Investors are urged to consult their own tax advisors to determine the tax consequences to them of investing in the Fund.

     In addition, no attempt is made to address tax concerns applicable to an investor with a special tax status such as a financial institution, real estate investment trust, insurance company, regulated investment company (“RIC”), individual retirement account, other tax-exempt entity, dealer in securities or non-U.S. investor. Furthermore, this discussion does not reflect possible application of the alternative minimum tax (“AMT”). Unless otherwise noted, this discussion assumes shares of the Fund are held by U.S. shareholders and that such shares are held as capital assets.

     A U.S. shareholder is a beneficial owner of shares of the Fund who is, for U.S. federal income tax purposes:

  a citizen or individual resident of the United States (including certain former citizens and former long-term residents);
  a corporation or other entity treated as a corporation for U.S. federal income tax purposes, created or organized in or under the laws of the United States or any state thereof, or the District of Columbia;
  an estate, the income of which is subject to U.S. federal income taxation regardless of its source; or
  a trust with respect to which a court within the United States is able to exercise primary supervision over its administration and one or more U.S. shareholders have the authority to control all of its substantial decisions or the trust has made a valid election in effect under applicable Treasury regulations to be treated as a U.S. person.

     A “Non-U.S. shareholder” is a beneficial owner of shares of the Fund that is an individual, corporation, trust or estate and is not a U.S. shareholder. If a partnership (including any entity treated as a partnership for U.S. federal income tax purposes) holds shares of the Fund, the tax treatment of a partner in the partnership generally depends upon the status of the partner and the activities of the partnership. A prospective shareholder who is a partner of a partnership holding the Fund shares should consult its tax advisors with respect to the purchase, ownership and disposition of its Fund shares.

Taxation as a RIC

     The Fund intends to qualify each year for treatment as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). There can be no assurance that it actually will so qualify. The Fund will qualify as a RIC if, among other things, it meets the source-of-income and the asset-diversification requirements. With respect to the source-of-income requirement, the Fund must derive in each taxable year at least 90% of its gross income (including tax-exempt interest) from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such shares, securities or currencies and (ii) net income derived from an interest in a “qualified publicly traded partnership.” A “qualified publicly traded partnership” is generally defined as a publicly traded partnership under Internal Revenue Code section 7704. However, for these purposes, a qualified publicly traded partnership does not include a publicly traded partnership if 90% or more of its income is described in (i) above. Income derived from a partnership (other than a qualified publicly traded partnership) or trust is qualifying income to the extent such income is attributable to items of income of the partnership or trust which would be qualifying income if realized by the Fund in the same manner as realized by the partnership or trust.

     If a RIC fails this 90% income test, as long as such failure is inadvertent such RIC is only required to pay a tax equal to the amount by which it failed the 90% income test.

     With respect to the asset-diversification requirement, the Fund must diversify its holdings so that, at the end of each quarter of each taxable year (i) at least 50% of the value of the Fund’s total assets is

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represented by cash and cash items, U.S. government securities, the securities of other RICs and other securities, if such other securities of any one issuer do not represent more than 5% of the value of the Fund’s total assets or more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested in the securities other than U.S. government securities or the securities of other RICs of (a) one issuer, (b) two or more issuers that are controlled by the Fund and that are engaged in the same, similar or related trades or businesses, or (c) one or more qualified publicly traded partnerships.

     If a RIC fails this asset-diversification test, such RIC, in addition to other cure provisions previously permitted, has a 6-month period to correct any failure without incurring a penalty if such failure is “de minimis.” Similarly, if a RIC fails this asset-diversification test and the failure is not de minimis, a RIC can cure failure if: (a) the RIC files with the Treasury Department a description of each asset that causes the RIC to fail the diversification tests; (b) the failure is due to reasonable cause and not willful neglect; and (c) the failure is cured within six months (or such other period specified by the Treasury). In such cases, a tax is imposed on the RIC equal to the greater of: (a) $50,000 or (b) an amount determined by multiplying the highest rate of corporate tax (currently 21%) by the amount of net income generated during the period of diversification test failure by the assets that caused the RIC to fail the diversification test.

     If the Fund qualifies as a RIC and distributes to its shareholders, for each taxable year, at least 90% of the sum of (i) its “investment company taxable income” as that term is defined in the Internal Revenue Code (which includes, among other things, dividends, taxable interest, the excess of any net short-term capital gains over net long-term capital losses and certain net foreign exchange gains as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (ii) the excess of its gross tax-exempt interest, if any, over certain deductions attributable to such interest that are otherwise disallowed, the Fund will be relieved of U.S. federal income tax on any income of the Fund, including long-term capital gains, distributed to shareholders. However, any ordinary income or capital gain retained by the Fund will be subject to U.S. federal income tax at regular corporate federal income tax rates (currently at a maximum rate of 21%). The Fund intends to distribute at least annually substantially all of its investment company taxable income, net tax-exempt interest, and net capital gain.

     The Fund will generally be subject to a nondeductible 4% federal excise tax on the portion of its undistributed ordinary income with respect to each calendar year and undistributed capital gains if it fails to meet certain distribution requirements with respect to the one-year period ending on October 31 in that calendar year. In order to avoid the 4% federal excise tax, the required minimum distribution is generally equal to the sum of (i) 98% of the Fund’s ordinary income (computed on a calendar year basis), (ii) 98.2% of the Fund’s capital gain net income (generally computed for the one-year period ending on October 31), and (iii) any income realized, but not distributed, and on which the Fund paid no federal income tax in preceding years. The Fund generally intends to make distributions in a timely manner in an amount at least equal to the required minimum distribution and therefore, under normal market conditions, does not expect to be subject to this excise tax.

     To the extent that a Fund has capital loss carryforwards from prior tax years, those carryforwards will reduce the net capital gains that can support the Fund’s distribution of Capital Gain Dividends. If the Fund uses net capital losses incurred in taxable years beginning on or before December 22, 2010 (pre-2011 losses), those carryforwards will not reduce the Fund’s current earnings and profits, as losses incurred in later years will. As a result, if the Fund then makes distributions of capital gains recognized during the current year in excess of net capital gains (as reduced by carryforwards), the portion of the excess equal to pre-2011 losses factoring into net capital gain will be taxable as an ordinary dividend distribution, even though that distributed excess amount would not have been subject to tax if retained by the Fund. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the Fund retains or distributes such gains. Beginning in 2011, a RIC is permitted to carry forward net capital losses indefinitely and may allow losses to retain their original character (as short or as long-term). For net capital losses recognized prior to such date, such losses are permitted to be carried forward up to 8 years and are characterized as short-term. These capital loss carryforwards may be utilized in future years to offset net realized capital gains of the Fund, if any, prior to distributing such gains to shareholders.

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     The Fund’s net realized gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards.

     The Fund may be required to recognize taxable income in circumstances in which it does not receive cash. For example, if the Fund holds debt obligations that are treated under applicable tax rules as having original issue discount (such as debt instruments with payment in kind interest or, in certain cases, with increasing interest rates or that are issued with warrants), the Fund must include in income each year a portion of the original issue discount that accrues over the life of the obligation regardless of whether cash representing such income is received by the Fund in the same taxable year. Because any original issue discount accrued will be included in the Fund’s “investment company taxable income” (discussed below) for the year of accrual, the Fund may be required to make a distribution to its shareholders to satisfy the distribution requirement, even though it will not have received an amount of cash that corresponds with the income earned.

     Gain or loss realized by the Fund from the sale or exchange of warrants acquired by the Fund as well as any loss attributable to the lapse of such warrants generally will be treated as capital gain or loss. Such gain or loss generally will be long-term or short-term, depending on how long the Fund held a particular warrant. Upon the exercise of a warrant acquired by the Fund, the Fund’s tax basis in the stock purchased under the warrant will equal the sum of the amount paid for the warrant plus the strike price paid on the exercise of the warrant. Except as set forth in “Failure to Qualify as a RIC,” the remainder of this discussion assumes that the Fund will qualify as a RIC for each taxable year.

Failure to Qualify as a RIC

     If the Fund is unable to satisfy the 90% distribution requirement or otherwise fails to qualify as a RIC in any year, it could be subject to corporate level income tax on all of its income and gain, regardless of whether or not such income was distributed. Distributions to the Fund’s shareholders of such income and gain will not be deductible by the Fund in computing its taxable income. In such event, the Fund’s distributions, to the extent derived from the Fund’s current or accumulated earnings and profits, would constitute ordinary dividends, which would generally be eligible for the dividends received deduction available to corporate shareholders, and non-corporate shareholders would generally be able to treat such distributions as “qualified dividend income” eligible for reduced rates of U.S. federal income, provided in each case that certain holding period and other requirements are satisfied.

     Distributions in excess of the Fund’s current and accumulated earnings and profits would be treated first as a return of capital to the extent of the shareholders’ tax basis in their Fund shares, and any remaining distributions would be treated as a capital gain. To qualify as a RIC in a subsequent taxable year, the Fund would be required to satisfy the source-of-income, the asset diversification, and the annual distribution requirements for that year and dispose of any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. Subject to a limited exception applicable to RICs that qualified as such under the Internal Revenue Code for at least one year prior to disqualification and that re-qualify as a RIC no later than the second year following the non-qualifying year, the Fund would be subject to tax on any unrealized built-in gains in the assets held by it during the period in which the Fund failed to qualify for tax treatment as a RIC that are recognized within the subsequent 10 years, unless the Fund made a special election to pay corporate-level tax on such built-in gain at the time of its re-qualification as a RIC.

Taxation for U.S. Shareholders

     Distributions paid to U.S. shareholders by the Fund from its investment company taxable income (which is, generally, the Fund’s ordinary income plus net realized short-term capital gains in excess of net realized long-term capital losses) are generally taxable to U.S. shareholders as ordinary income to the extent of the Fund’s earnings and profits, whether paid in cash or reinvested in additional shares. Such distributions (if designated by the Fund) may qualify (i) for the dividends received deduction in the case of corporate shareholders under Section 243 of the Internal Revenue Code to the extent that the Fund’s income consists of dividend income from U.S. corporations, excluding distributions from tax-exempt organizations, exempt farmers’ cooperatives or real estate investment trusts or (ii) in the case of individual

20

shareholders, as qualified dividend income eligible to be taxed at reduced rates under Section 1(h)(11) of the Internal Revenue Code (which provided for a minimum 20% rate) to the extent that the Fund receives qualified dividend income, and provided in each case certain holding period and other requirements are met. Qualified dividend income is, in general, dividend income from taxable domestic corporations and qualified foreign corporations (e.g., generally, foreign corporations incorporated in a possession of the United States or in certain countries with a qualified comprehensive income tax treaty with the United States, or the stock with respect to which such dividend is paid is readily tradable on an established securities market in the United States). A qualified foreign corporation generally excludes any foreign corporation, which for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a passive foreign investment company. Distributions made to a U.S. shareholder from an excess of net long-term capital gains over net short-term capital losses (“capital gain dividends”), including capital gain dividends credited to such shareholder but retained by the Fund, are taxable to such shareholder as long-term capital gain if they have been properly designated by the Fund, regardless of the length of time such shareholder owned the shares of the Fund. The maximum tax rate on capital gain dividends received by individuals is generally 20% (5% for individuals in lower brackets). Distributions in excess of the Fund’s earnings and profits will be treated by the U.S. shareholder, first, as a tax-free return of capital, which is applied against and will reduce the adjusted tax basis of the U.S. shareholder’s shares and, after such adjusted tax basis is reduced to zero, will constitute capital gain to the U.S. shareholder (assuming the shares are held as a capital asset). Generally, not later than sixty days after the close of its taxable year, the Fund will provide the shareholders with a written notice designating the amount of any qualified dividend income or capital gain dividends and other distributions.

     As a RIC, the Fund will be subject to the AMT, but any items that are treated differently for AMT purposes must be apportioned between the Fund and the shareholders and this may affect the shareholders’ AMT liabilities. Although regulations explaining the precise method of apportionment have not yet been issued by the IRS, the Fund intends in general to apportion these items in the same proportion that dividends paid to each shareholder bear to the Fund’s taxable income (determined without regard to the dividends paid deduction), unless the Fund determines that a different method for a particular item is warranted under the circumstances.

     For purposes of determining (i) whether the annual distribution requirement is satisfied for any year and (ii) the amount of capital gain dividends paid for that year, the Fund may, under certain circumstances, elect to treat a dividend that is paid during the following taxable year as if it had been paid during the taxable year in question. If the Fund makes such an election, the U.S. shareholder will still be treated as receiving the dividend in the taxable year in which the distribution is made. However, any dividend declared by the Fund in October, November or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, will be treated as if it had been received by the U.S. shareholders on December 31 of the year in which the dividend was declared.

     If more than 50% of the value of the Fund’s assets at the close of the taxable year consist of stock or securities in foreign corporations and certain other requirements are met, the Fund may elect to have its foreign tax deduction or credit for such withholding taxes be taken by its investors instead of claiming it on its tax return. If such an election is made, each investor will include in gross income his proportional share of the foreign taxes paid by the Fund. Investors may claim the amount of such taxes paid as a foreign tax credit in order to reduce the amount of U.S. federal income tax liability that an investor incurs on his or her foreign source income, including foreign source income from the Fund. If the Fund makes the election, it will furnish the shareholders with a written notice after the close of its taxable year. The Fund intends to distribute all realized capital gains, if any, at least annually. If, however, the Fund were to retain any net capital gain, the Fund may designate the retained amount as undistributed capital gains in a notice to shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income as long-term capital gain, their proportionate shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the federal income tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. If such an event occurs, the tax basis of shares owned by a shareholder of the Fund will, for U.S. federal income tax purposes, generally be increased by

21

the difference between the amount of undistributed net capital gain included in the shareholder’s gross income and the tax deemed paid by the shareholders.

     Sales and other dispositions of the shares of the Fund generally are taxable events. U.S. shareholders should consult their own tax advisor with reference to their individual circumstances to determine whether any particular transaction in the shares of the Fund is properly treated as a sale or exchange for federal income tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions. The sale or other disposition of shares of the Fund will generally result in capital gain or loss to the shareholder equal to the difference between the amount realized and his adjusted tax basis in the shares sold or exchanged, and will be long-term capital gain or loss if the shares have been held for more than one year at the time of sale. Any loss upon the sale or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received (including amounts credited as an undistributed capital gain dividend) by such shareholder with respect to such shares. A loss realized on a sale or exchange of shares of the Fund generally will be disallowed if other substantially identical shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Present law taxes both long-term and short-term capital gain of corporations at the rates applicable to ordinary income of corporations. For non-corporate taxpayers, short-term capital gain will currently be taxed at the rate applicable to ordinary income, while long-term capital gain generally will be taxed at a maximum rate of 20%. Capital losses are subject to certain limitations.

     The Fund has chosen average cost as its standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values and the entire position is not sold at one time. The Fund’s standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

     For those securities defined as "covered" under current Internal Revenue Service cost basis tax reporting regulations, the Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Fund is not responsible for the reliability or accuracy of the information for those securities that are not "covered." The Fund and its service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

     For taxable years beginning after December 31, 2012, certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Fund and net gains from the disposition of shares of the Fund. U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in the Fund.

     Original Issue Discount, Pay-In-Kind Securities, and Market Discount. Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in the Fund’s taxable income (and required to be distributed by the Fund) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security.

     Some debt obligations (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund in the secondary market may be treated as having “market discount.” Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligations issued with OID, its “revised issue price”) over the purchase price of such

22

obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt obligation having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt obligation. Alternatively, the Fund may elect to accrue market discount currently, in which case the Fund will be required to include the accrued market discount in the Fund’s income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which the market discount accrues, and thus is included in the Fund’s income, will depend upon which of the permitted accrual methods the Fund elects. In the case of higher-risk securities, the amount of market discount may be unclear. See “Higher-Risk Securities.” Some debt obligations (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Fund may be treated as having “acquisition discount” (very generally, the excess of the stated redemption price over the purchase price), or OID in the case of certain types of debt obligations. The Fund will be required to include the acquisition discount, or OID, in income (as ordinary income) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The Fund may make one or more of the elections applicable to debt obligations having acquisition discount, or OID, which could affect the character and timing of recognition of income.

     In addition, payment-in-kind securities will, and commodity-linked notes may, give rise to income that is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

     If the Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

     Tax-Exempt Shareholders. A tax-exempt shareholder could recognize UBTI by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Internal Revenue Code Section 514(b). Furthermore, a tax-exempt shareholder may recognize UBTI if the Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

     In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in section 664 of the Internal Revenue Code) that realizes any UBTI for a taxable year, must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in the Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in the Fund that recognizes “excess inclusion income,” then the regulated investment company will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders, at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, the Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Fund has not yet determined whether such an election will be made. CRTs and other tax-exempt investors are urged to consult their tax advisors concerning the consequences of investing in the Fund.

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     Passive Foreign Investment Companies. A passive foreign investment company (“PFIC”) is any foreign corporation: (i) 75% or more of the gross income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

     Equity investments by the Fund in certain PFICs could potentially subject the Fund to a U.S. federal income tax or other charge (including interest charges) on the distributions received from the PFIC or on proceeds received from the disposition of shares in the PFIC. This tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to avoid the imposition of that tax. For example, if the Fund is in a position to and elects to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), the Fund will be required to include its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. Alternatively, the Fund may make an election to mark the gains (and to a limited extent losses) in its PFIC holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.” Because it is not always possible to identify a foreign corporation as a PFIC, the Fund may incur the tax and interest charges described above in some instances.

     Foreign Currency Transactions. The Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Any such net gains could require a larger dividend toward the end of the calendar year. Any such net losses will generally reduce and potentially require the re-characterization of prior ordinary income distributions. Such ordinary income treatment may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by the Fund to offset income or gains earned in subsequent taxable years.

     Foreign Taxation. Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.

     The RICs in which the Fund invests may invest in foreign securities. Dividends and interest received by an RIC’s holding of foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If the RIC in which the Fund invests is taxable as a RIC and meets certain other requirements, which include a requirement that more than 50% of the value of such RIC’s total assets at the close of its respective taxable year consists of stocks or securities of foreign corporations, then the RIC should be eligible to file an election with the IRS that may enable its shareholders, including the Fund in effect, to receive either the benefit of a foreign tax credit, or a tax deduction, with respect to any foreign and U.S. possessions income taxes paid the by Fund, subject to certain limitations.

     A “qualified fund of funds” is a RIC that has at least 50% of the value of its total interests invested in other RICs at the end of each quarter of the taxable year. If the Fund satisfied this requirement or if it meets certain other requirements, which include a requirement that more than 50% of the value of the Fund’s total assets at the close of its taxable year consist of stocks or securities of foreign corporations, then the Fund should be eligible to file an election with the IRS that may enable its shareholders to receive either the benefit of a foreign tax credit, or a tax deduction, with respect to any foreign and U.S.

24

possessions income taxes paid by the Fund, subject to certain limitations.

     Foreign Shareholders. Capital Gain Dividends are generally not subject to withholding of U.S. federal income tax. Absent a specific statutory exemption, dividends other than Capital Gain Dividends paid by the Fund to a shareholder that is not a “U.S. person” within the meaning of the Internal Revenue Code (such shareholder, a “foreign shareholder”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding.

     A regulated investment company is not required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that does not provide a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within a foreign country that has inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly reported as such by the Fund in a written notice to shareholders (“interest-related dividends”), and (ii) with respect to distributions (other than (a) distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions subject to special rules regarding the disposition of U.S. real property interests as described below) of net short-term capital gains in excess of net long-term capital losses to the extent such distributions are properly reported by the regulated investment company (“short-term capital gain dividends”). If the Fund invests in an underlying fund that pays such distributions to the Fund, such distributions retain their character as not subject to withholding if properly reported when paid by the Fund to foreign persons.

     The Fund is permitted to report such part of its dividends as interest-related or short-term capital gain dividends as are eligible but is not required to do so. These exemptions from withholding will not be available to foreign shareholders of Funds that do not currently report their dividends as interest-related or short-term capital gain dividends.

     In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reports all or a portion of a payment as an interest-related or short-term capital gain dividend to shareholders. Foreign persons should contact their intermediaries regarding the application of these rules to their accounts.

     Under U.S. federal tax law, a beneficial holder of shares who is a foreign shareholder generally is not subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met, or (iii) the special rules relating to gain attributable to the sale or exchange of “U.S. real property interests” (“USRPIs”) apply to the foreign shareholder’s sale of shares of the Fund or to the Capital Gain Dividend the foreign shareholder received (as described below).

     If a beneficial holder of Fund shares who is a foreign shareholder has a trade or business in the United States, and the dividends are effectively connected with the beneficial holder’s conduct of that trade or business, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

If a beneficial holder of Fund shares who is a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by that beneficial holder in the United States.

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     To qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign shareholder must comply with special certification and filing requirements relating to its non-US status (including, in general, furnishing an IRS Form W-8BEN or substitute form). Foreign shareholders in the Fund should consult their tax advisors in this regard.

     A beneficial holder of Fund shares who is a foreign shareholder may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal tax on income referred to above.

     Backup Withholding. The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding tax rate is 24%.

     Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

     Tax Shelter Reporting Regulations. Under U.S. Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

     Shareholder Reporting Obligations with Respect to Foreign Financial Assets. Certain individuals (and, if provided in future guidance, certain domestic entities) must disclose annually their interests in “specified foreign financial assets” on IRS Form 8938, which must be attached to their U.S. federal income tax returns for taxable years beginning after March 18, 2010. The IRS has not yet released a copy of the Form 8938 and has suspended the requirement to attach Form 8938 for any taxable year for which an income tax return is filed before the release of Form 8938. Following Form 8938’s release, individuals will be required to attach to their next income tax return required to be filed with the IRS a Form 8938 for each taxable year for which the filing of Form 8938 was suspended. Until the IRS provides more details regarding this reporting requirement, including in Form 8938 itself and related Treasury regulations, it remains unclear under what circumstances, if any, a shareholder’s (indirect) interest in the Funds’ “specified foreign financial assets,” if any, will be required to be reported on this Form 8938.

     Other Reporting and Withholding Requirements. Legislation enacted in March 2010 require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure to provide this required information can result in a 30% withholding tax on certain payments (“withholdable payments”) made after December 31, 2012. Specifically, withholdable payments subject to this 30% withholding tax include payments of U.S.-source dividends and interest made on or after January 1, 2014, and payments of gross proceeds from the sale or other disposal of property that can produce U.S.-source dividends or interest made on or after January 1, 2015.

     The IRS has issued preliminary regulations with respect to these new rules. Their scope remains unclear and potentially subject to material change. Very generally, it is possible that distributions made by the Fund after the dates noted above (or such later dates as may be provided in future guidance) to a shareholder, including a distribution in redemption of shares and a distribution of income or gains otherwise exempt from withholding under the rules applicable to non-U.S. shareholders described above (e.g., Capital Gain Dividends, Short-Term Capital Gain Dividends and interest-related dividends, as described above) will be subject to the 30% withholding requirement. Payments to a foreign shareholder that is a “foreign financial institution” will generally be subject to withholding, unless such shareholder

26

enters into a timely agreement with the IRS. Payments to shareholders that are U.S. persons or foreign individuals will generally not be subject to withholding, so long as such shareholders provide the Fund with such certifications or other documentation, including, to the extent required, with regard to such shareholders’ direct and indirect owners, as the Fund requires to comply with the new rules. Persons investing in the Fund through an intermediary should contact their intermediary regarding the application of the new reporting and withholding regime to their investments in the Fund.

     Shareholders are urged to consult a tax advisor regarding this new reporting and withholding regime, in light of their particular circumstances.

     Shares Purchased through Tax-Qualified Plans. Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisors to determine the suitability of shares of the Fund as an investment through such plans, and the precise effect of an investment on their particular tax situation.

     FATCA. Although the Fund does not allow accounts from foreign jurisdictions at this time, the following disclosure regarding FATCA is nonetheless potentially relevant to the Fund and its investors. Payments to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a generally nonrefundable 30% withholding tax on: (a) income dividends paid by the Fund after June 30, 2014 and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016. FATCA withholding tax generally can be avoided: (a) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them. The Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

     The foregoing is a general and abbreviated summary of the provisions of the Internal Revenue Code and the Treasury regulations in effect as they directly govern the taxation of the Fund and its shareholders. These provisions are subject to change by legislative and administrative action, and any such change may be retroactive. Shareholders are urged to consult their tax advisors regarding specific questions as to U.S. federal income, estate or gift taxes, or foreign, state, local taxes or other taxes.

PRICING OF FUND SHARES

     The price (net asset value) of the shares of the Funds are determined at the close of trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business (the Exchange is closed on weekends, most federal holidays, and Good Friday). For a description of the methods used to determine the net asset value (share price), see "Determination of Net Asset Value" in the Prospectus.

     Equity securities generally are valued by using market quotations but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

     Fixed income securities generally are valued by using market quotations but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the

27

fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

PURCHASES AND SALES THROUGH BROKER-DEALERS

     The Funds may be purchased through broker-dealers and other intermediaries. Each Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on each Fund's behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, received the order. Customer orders will be priced at the Fund's net asset value next computed after they are received by an authorized broker or the broker's authorized designee.

ANTI-MONEY LAUNDERING PROGRAM

     The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). To ensure compliance with this law, the Trust's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

     Procedures to implement the Program include, but are not limited to, determining that the Fund's transfer agent has established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. The Fund will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

CUSTODIAN

     US Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202 (the "Custodian") has been selected as the Trust's custodian. The Custodian holds in safekeeping certificated securities and cash belonging to the Fund and, in such capacity, is the registered owner of securities held in book entry form belonging to the Fund. Upon instruction, the Custodian will receive and deliver cash and securities of the Fund in connection with Fund transactions and collect all dividends and other distributions made with respect to Fund portfolio securities. The Custodian will also maintain certain accounts and records of the Fund.

FUND SERVICES

     Mutual Shareholder Services, LLC. (“MSS”), 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147, acts as the Fund's transfer agent. MSS maintains the records of the shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. MSS receives an annual fee from the Advisor of $11.50 per shareholder (direct shareholders) or $8.00 per shareholder (Fundserv accounts) (subject to a minimum monthly fee of $775) for these transfer agency services.

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     In addition, MSS provides the Funds with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, MSS receives an annual fee from the Advisor based on the average value of each Fund. These fees are: from $0 to $25 million in assets the annual fee is $22,200, from $25 million to $50 million in assets the annual fee is $31,700, from $50 million to $75 million in assets the annual fee is $37,450, from $75 million to $100 million in assets the annual fee is $43,200, from $100 million to $125 million in assets the annual fee is $48,950, from $125 million to $150 million in assets the annual fee is $54,700, from $150 million to $200 million in assets the annual fee is $60,450, from $200 million to $300 million in assets the annual fee is $60,450 plus .01% on assets greater than $200 million and above $300 in assets the annual fee is $70,450 plus .005% on assets greater than $300 million (subject to certain waivers when assets are below $10 million).

     Premier Fund Solutions, Inc. (“PFS”), 1939 Friendship Drive, Suite C, El Cajon, CA 92020, provides the Funds with administrative services, including regulatory reporting and necessary office equipment, personnel and facilities. PFS receives a monthly fee from the Advisor equal to an annual rate of 0.07% of each Fund's assets under $200 million, 0.05% of the next $500 million of each Fund's average daily net assets, and 0.03% of the average daily net assets of each Fund thereafter (subject to a minimum monthly fee of $2,500 for each Fund and any waivers). A Trustee of the Trust is the CEO of PFS.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     The firm of ________________________, has been selected as the independent registered public accounting firm for the Fund for the fiscal year ending _______, 2021. The independent registered public accounting firm performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

     Rafferty Capital Markets, LLC (the “Distributor”), located at 1010 Franklin Avenue - 3rd Floor, Garden City, NY 11530, serves as the principal underwriter of the Fund’s shares. The Distributor is a broker-dealer and acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

LEGAL COUNSEL

     Practus, LLP, 11300 Tomahawk Creek Parkway, Ste. 310, Leawood, KS 66211, serves as legal counsel for the Trust and Fund.

DISCLOSURE OF PORTFOLIO HOLDINGS

     The Funds are required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which are sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which are filed with the Securities and Exchange Commission (the “SEC”) on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters. Each Fund is also required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters. The Funds must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Funds, upon request, free of charge. This policy is applied uniformly to all shareholders of the Funds without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor). Information contained in annual and semi-annual reports mailed to shareholders, as well as information filed with the SEC on Form N-Q and information posted on the Funds’ website, is public information. All other information is non-public information.

     The Funds have an ongoing relationship with third-party servicing agents to release portfolio holdings information on a daily basis in order for those parties to perform their duties on behalf of the Funds. These third-party servicing agents are the Advisor, Transfer Agent, Fund Accounting Agent, Distributor, Administrator and Custodian. The Funds also may disclose portfolio holdings, as needed, to auditors,

29

legal counsel, proxy voting services (if applicable), pricing services, printers, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisors or sub-advisors. The Funds’ Chief Compliance Officer must authorize all disclosures of portfolio holdings. The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed. For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel or prospective sub-advisors at any time. This information is disclosed to all such third parties under conditions of confidentiality. “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential. The Fund also releases information to Morningstar, Thomson Reuters, Bloomberg, and Factset on a delayed basis after the information has been filed with the SEC or otherwise made public. The Fund believes, based upon its size and history, that these are reasonable procedures to protect the confidentiality of the Fund’s portfolio holdings and will provide sufficient protection against personal trading based on the information.

     The Funds are prohibited from entering into any arrangements with any person to make available information about a Fund’s portfolio holdings without the specific approval of the Board. The Advisor must submit any proposed arrangement pursuant to which the Advisor intends to disclose a Fund’s portfolio holdings to the Board, which will review such arrangement to determine (i) whether it is in the best interests of Fund shareholders, (ii) whether the information will be kept confidential and (iii) whether the disclosure presents a conflict of interest between the interests of Fund shareholders and those of the Advisor, or any affiliated person of the Funds, or the Advisor. Additionally, the Funds, the Advisor, and any affiliated persons of the Advisor, are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Funds, as a result of disclosing the Funds’ portfolio holdings.

FINANCIAL STATEMENTS

     The Funds recently commenced operations and, as a result, has no financial statements. You can receive free copies of reports (once available), request other information and discuss your questions about the Funds by contacting the Trust directly at:

Conquer Risk Funds c/o Mutual Shareholder Services, LLC 8000 Town Centre Drive, Suite 400 Broadview Heights, OH 44147

PROXY VOTING POLICIES

     The Trust and the Advisor each have adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders’ best interests. As a brief summary, the Trust’s policy delegates responsibility regarding proxy voting to the Advisor subject to the supervision of the Board of Trustees. The Advisor votes the Fund’s proxies in accordance with its proxy voting policy, subject to the provisions of the Trust’s policy regarding conflicts of interests. The Trust’s Proxy Voting Policy and Procedure is attached as Exhibit A. The Advisor’s Proxy Voting Policy and Procedure is attached as Exhibit B.

     The Trust’s policy provides that, if a conflict of interest between the Advisor and its affiliates and the Fund arises with respect to any proxy, the Advisor must fully disclose the conflict to the Board of Trustees and vote the proxy in accordance with the Board’s instructions. The Board shall make the proxy voting decision that in its judgment, after reviewing the recommendation of the Advisor, is most consistent with the Advisor’s proxy voting policies and in the best interests of Fund shareholders.

     MORE INFORMATION. The actual voting records relating to portfolio securities during the most recent 12-Month period ended June 30 will be available after August 31 without charge, upon request by calling

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toll-free, 1-___-___-____ or by accessing the SEC’s website at www.sec.gov. In addition, a copy of the Fund’s proxy voting policies and procedures are also available by calling 1-___-___-____ and will be sent within three business days of receipt of a request.

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EXHIBIT A
to be provided

1

EXHIBIT B
to be provided

1

PART C FORM N-1A OTHER INFORMATION

ITEM 28. Exhibits.

(a)(1) Declaration of Trust. Incorporated by reference to Registrant’s Registration Statement filed on January 14, 2000.

(a)(2) Amended and Restated Declaration of Trust. Incorporated by reference to the Registrant's Post-Effective Amendment No. 20 filed on January 31, 2011.

(a)(3) Amendments to Amended and Restated Declaration of Trust. Incorporated by reference to the Registrant's Post-Effective Amendment No. 45 filed on June 25, 2012.

(b)(1) By-laws. Incorporated by reference to Registrant’s Registration Statement filed on January 14, 2000.

(b)(2) Amended and Restated By-laws. Incorporated by reference to the Registrant's Post-Effective Amendment No. 5 filed on May 31, 2005.

(b)(3) Amendment No. 2 to the By-laws. Incorporated by reference to the Registrant's Post-Effective Amendment No. 20 filed on January 31, 2011.

(c) Certificates for shares are not issued. Provisions of the Agreement and Declaration of Trust define the rights of holders of shares of the Trust.

(d)(1) Management Agreement between the Trust and Value Trend Capital Management, LP. Incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on March 29, 2000.

(d)(2)(i) Management Agreement between the Trust and Castle Investment Management, LLC with respect to Castle Focus Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 15 filed on June 29, 2010.

(d)(2)(ii) Management Agreement between the Trust and Castle Investment Management, LLC with respect to Castle Tandem Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 168 filed on March 14, 2019.

(d)(3)(i) Sub-Advisory Agreement between Castle Investment Management and St. James Investment Company, LLC. Incorporated by reference to the Registrant's Post-Effective Amendment No. 15 filed on June 29, 2010.

(d)(3)(ii) Amendment to Sub-Advisory Agreement between Castle Investment Management and St. James Investment Company, LLC. Incorporated by reference to the Registrant's Post-Effective Amendment No. 122 filed on July 29, 2016.

(d)(3)(iii) Sub-Advisory Agreement between Castle Investment Management and Tandem Investment Advisors, Inc. Incorporated by reference to the Registrant's Post-Effective Amendment No. 168 filed on March 14, 2019.

(d)(4) Management Agreement between the Trust and Bretton Capital Management, LLC for the Bretton Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 98 filed on April 30, 2015.

(d)(5)(i) Management Agreement between the Trust and Christopher Weil & Company, Inc. for the Christopher Weil & Company Core Investment Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 33 filed on December 20, 2011.

(d)(5)(ii) Management Agreement fee waiver between the Trust and Christopher Weil & Company, Inc. for the Christopher Weil & Company Core Investment Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 170 filed on March 28, 2019.

(d)(6) Management Agreement between the Trust and Ensemble Capital Management, LLC. Incorporated by reference to the Registrant's Post-Effective Amendment No. 139 filed on April 26, 2017. (d)(7) Management Agreement between the Trust and Taylor Frigon Capital Management LLC. Incorporated by reference to the Registrant's Post-Effective Amendment No. 132 filed on December 27, 2016.

(d)(8) Management Agreement between the Trust and Cargile Investment Management, Inc. for the Cargile Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 159 filed on July 9, 2018.

(d)(9) Management Agreement between the Trust and Alpha Fiduciary, Inc. with respect to Alpha Fiduciary Quantitative Strategy Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 185 filed on November 5, 2019.

(d)(10) Management Agreement between the Trust and Potomac Fund Management, Inc. with respect to Conquer Risk Managed Volatility Fund, Conquer Risk Tactical Rotation Fund, Conquer Risk Tactical Opportunities Fund, and Conquer Risk Defensive Bull Fund. To be filed by amendment.

(e)(i) Distribution Agreement. Incorporated by reference to the Registrant's Post-Effective Amendment No. 15 filed on June 29, 2010.

(e)(ii) Amended Distribution Agreement Schedule A. Incorporated by reference to the Registrant's Post-Effective Amendment No. 185 filed on November 5, 2019.

(f) Not applicable.

(g)(i) Amended Custodian Agreement with PFS Funds. Incorporated by reference to the Registrant's Post-Effective Amendment No. 95 filed on March 27, 2015.

(g)(ii) Amended Custodian Agreement Exhibit B. Incorporated by reference to the Registrant's Post-Effective Amendment No. 185 filed on November 5, 2019.

(h)(1)(i) Amended Transfer Agent Agreement with Mutual Shareholder Services, LLC with respect to the PFS Funds. Incorporated by reference to the Registrant's Post-Effective Amendment No. 95 filed on March 27, 2015.

(h)(2)(i) Amended Accounting Services Agreement with Mutual Shareholder Services, LLC, with respect to respect to the PFS Funds. Incorporated by reference to the Registrant's Post-Effective Amendment No. 95 filed on March 27, 2015.

(h)(1)(ii) and (h)(2)(ii) Amended Accounting Services Agreement & Transfer Agent Agreement Exhibit. Incorporated by reference to the Registrant's Post-Effective Amendment No. 185 filed on November 5, 2019.

(h)(3)(i) Amended Administration Servicing Agreement with Premier Fund Solutions, Inc. with respect to the PFS Funds. Incorporated by reference to the Registrant's Post-Effective Amendment No. 76 filed on March 31, 2014.

(h)(3)(ii) Amended Administration Servicing Agreement Exhibit A. Incorporated by reference to the Registrant's Post-Effective Amendment No. 185 filed on November 5, 2019.

(h)(4)(i) Services Agreement between the Trust and Castle Investment Management, LLC with respect to Castle Focus Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 15 filed on June 29, 2010.

(h)(4)(ii) Fee Waiver Agreement between the Trust and Castle Investment Management, LLC. Incorporated by reference to the Registrant's Post-Effective Amendment No. 181 filed on October 24, 2019.

(h)(4)(iii) Services Agreement between the Trust and Castle Investment Management, LLC with respect to Castle Tandem Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 168 filed on March 14, 2019.

(h)(4)(iv)Fee Waiver Agreement between the Trust and Castle Investment Management, LLC with respect to Castle Tandem Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 168 filed on March 14, 2019.

(h)(5)(i) Services Agreement between the Trust and Christopher Weil & Company, Inc. for the Christopher Weil & Company Core Investment Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 33 filed on December 20, 2011.

(h)(5)(ii) Services Agreement fee waiver between the Trust and Christopher Weil & Company, Inc. for the Christopher Weil & Company Core Investment Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 170 filed on March 28, 2019.

(h)(6) Services Agreement between the Trust and Taylor Frigon Capital Management LLC. Incorporated by reference to the Registrant's Post-Effective Amendment No. 132 filed on December 27, 2016.

(h)(7) Services Agreement between the Trust and Cargile Investment Management, Inc. Incorporated by reference to the Registrant's Post-Effective Amendment No. 159 filed on July 9, 2018.

(h)(8) Services Agreement between the Trust and Alpha Fiduciary, Inc. with respect to Alpha Fiduciary Quantitative Strategy Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 185 filed on November 5, 2019.

(h)(9) Services Agreement between the Trust and Potomac Fund Management, Inc. with respect to Conquer Risk Managed Volatility Fund, Conquer Risk Tactical Rotation Fund, Conquer Risk Tactical Opportunities Fund, and Conquer Risk Defensive Bull Fund. To be filed by amendment.

(i)(1) Legal Opinion with respect to the Wireless Fund. Incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on March 29, 2000.

(i)(2) Legal Opinion with respect to the Castle Focus Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 15 filed on June 29, 2010.

(i)(3) Legal Opinion with respect to the Bretton Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 18 filed on September 30, 2010.

(i)(4) Legal Consent with respect to the Wireless Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 177 filed on July 29, 2019.

(i)(5) Legal Consent with respect to the Bretton Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 174 filed on April 26, 2019.

(i)(6) Legal Opinion with respect to the Christopher Weil & Company Core Investment Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 33 filed on December 20, 2011.

(i)(7) Legal Consent with respect to the Castle Focus Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 181 filed on October 24, 2019.

(i)(8) Legal Consent with respect to the Christopher Weil & Company Core Investment Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 170 filed on March 28, 2019.

(i)(9) Legal Opinion with respect to the Ensemble Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 112 filed on October 30, 2015.

(i)(10) Legal Opinion with respect to the Taylor Frigon Core Growth Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 132 filed on December 27, 2016.

(i)(11) Legal Consent with respect to the Ensemble Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 190 filed on February 26, 2020.

(i)(12) Legal Consent with respect to the Taylor Frigon Core Growth Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 171 filed on March 28, 2019.

(i)(13) Legal Opinion with respect to the Cargile Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 159 filed on July 9, 2018.

(i)(14) Legal Opinion with respect to the Castle Tandem Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 168 filed on March 14, 2019.

(i)(15) Legal Consent with respect to the Castle Tandem Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 182 filed on October 24, 2019.

(i)(16) Legal Consent with respect to the Cargile Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 183 filed on October 28, 2019.

(i)(17) Legal Opinion with respect to the Alpha Fiduciary Quantitative Strategy Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 185 filed on November 5, 2019. (i)(18) Legal Opinion with respect to the Conquer Risk Managed Volatility Fund, Conquer Risk Tactical Rotation Fund, Conquer Risk Tactical Opportunities Fund, and Conquer Risk Defensive Bull Fund. To be filed by amendment.

(j)(1) Consent of Cohen & Company, Ltd. with respect to the Wireless Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 177 filed on July 29, 2019.

(j)(2) Consent of Cohen & Company, Ltd. with respect to the Castle Focus Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 181 filed on October 24, 2019.

(j)(3) Consent of Cohen & Company, Ltd. with respect to the Bretton Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 174 filed on April 26, 2019.

(j)(4) Consent of Cohen & Company, Ltd. with respect the Christopher Weil & Company Core Investment Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 170 filed on March 28, 2019.

(j)(5) Consent of Cohen & Company, Ltd. with respect to the Ensemble Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 190 filed on February 26, 2020.

(j)(6) Consent of Cohen & Company, Ltd. with respect to the Taylor Frigon Core Growth Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 171 filed on March 28, 2019.

(j)(7) Consent of Cohen & Company, Ltd. with respect to the Cargile Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 183 filed on October 28, 2019.

(j)(8) Consent of Cohen & Company, Ltd. with respect to the Castle Tandem Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 182 filed on October 24, 2019.

(j)(9) Consent of Cohen & Company, Ltd. with respect to the Alpha Fiduciary Quantitative Strategy Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 185 filed on November 5, 2019.

(j)(10) Consent of auditors with respect to the Conquer Risk Managed Volatility Fund, Conquer Risk Tactical Rotation Fund, Conquer Risk Tactical Opportunities Fund, and Conquer Risk Defensive Bull Fund. To be filed by amendment.

(k) Not applicable.

(l) Not applicable

(m) Distribution Plan under Rule 12b-1 for the Class C Shares of the Castle Focus Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 15 filed on June 29, 2010.

(n) Rule 18f-3 Plan for the Castle Focus Fund. Incorporated by reference to the Registrant's Post-Effective Amendment No. 126 filed on September 28, 2016.

(o) Reserved.

(p)(1) Code of Ethics for the Trust. Incorporated by reference to the Registrant's Post-Effective Amendment No. 15 filed on June 29, 2010.

(p)(2) Code of Ethics for Value Trend Capital Management, LP. Incorporated by reference to the Registrant's Post-Effective Amendment No. 95 filed on March 27, 2015.

(p)(3) Amended Code of Ethics for Castle Investment Management, LLC. Incorporated by reference to the Registrant's Post-Effective Amendment No. 51 filed on October 26, 2012.

(p)(4) Amended Code of Ethics for St. James Investment Company, LLC. Incorporated by reference to the Registrant's Post-Effective Amendment No. 177 filed on July 29, 2019.

(p)(5) Code of Ethics for Bretton Capital Management, LLC. Incorporated by reference to the Registrant's Post-Effective Amendment No. 18 filed on September 30, 2010.

(p)(6) Code of Ethics for Christopher Weil & Company, Inc. Incorporated by reference to the Registrant's Post-Effective Amendment No. 33 filed on December 20, 2011.

(p)(7) Amended Ethics for Ensemble Capital Management, LLC. Incorporated by reference to the Registrant's Post-Effective Amendment No. 177 filed on July 29, 2019.

(p)(8) Code of Ethics for Taylor Frigon Capital Management LLC. Incorporated by reference to the Registrant's Post-Effective Amendment No. 132 filed on December 27, 2016.

(p)(9) Code of Ethics for Cargile Investment Management, Inc. Incorporated by reference to the Registrant's Post-Effective Amendment No. 159 filed on July 9, 2018.

(p)(10) Code of Ethics for Tandem Investment Advisors, Inc. Incorporated by reference to the Registrant's Post-Effective Amendment No. 168 filed on March 14, 2019.

(p)(11) Code of Ethics for Alpha Fiduciary, Inc. Incorporated by reference to the Registrant's Post-Effective Amendment No. 185 filed on November 5, 2019.

(p)(12) Code of Ethics for Potomac Fund Management, Inc. To be filed by amendment.

(q) Powers of Attorney of the Registrant and the Officers and the Trustees of the Registrant. Incorporated by reference to the Registrant's Post-Effective Amendment No. 15 filed on June 29, 2010.

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ITEM 29. Persons Controlled by or Under Common Control with the Registrant.

No person is controlled by or under common control with the Registrant.

ITEM 30. Indemnification.

Reference is made to the Registrant's Declaration of Trust. The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission Insofar as indemnification for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defenses of any action, suite or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 31. Business and Other Connections of the Investment Adviser.

See the Prospectuses section entitled “Management of the Fund–Adviser” and the Statement of Additional Information section entitled “Investment Adviser” for the activities and affiliations of the officers and directors of the investment advisers of the Registrant (the “Advisers”). Except as so provided, to the knowledge of Registrant, none of the directors or executive officers of the Advisers is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. The Advisers currently serve as investment advisers to other institutional and individual clients.

ITEM 32. Principal Underwriter.

(a)	Rafferty Capital Markets, LLC (“RCM”), 1010 Franklin Avenue - 3rd Floor, Garden City, NY 11530, serves as the Trust’s principal underwriter. RCM also serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended: Adirondack Funds, Direxion Funds, FMI Funds Inc., Leuthold Funds, Reynolds Funds, Sparrow Funds and Walthausen Funds.

(b)	The following table identifies the Officers of RCM and their positions, if any, with the Trust. The business address of each of these individuals is 1010 Franklin Avenue - 3rd Floor, Garden City, NY 11530.

Name	Position with Underwriter	Position with Trust
Kathleen Rafferty	President	None
Stephen P. Sprague	Chief Financial Officer	None

(c)	No commissions or other compensation were received, directly or indirectly, from the Registrant during the most recent fiscal year by the principal underwriter.

ITEM 33. Location of Accounts and Records.

All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder are maintained at the office of the Registrant at 1939 Friendship Drive, Suite C, El Cajon, California 92020 and the Transfer Agent at 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147 except that all records relating to the activities of the Fund's Custodian are maintained at the office of the Custodian, US Bank, 425 Walnut Street, Cincinnati, Ohio 45202. Certain books and records relating to the Trust’s series portfolios are maintained at the offices of the advisers to the Trust’s series portfolios:

(a) Value Trend Capital Management, LP, located at 1939 Friendship Drive, Suite C, El Cajon, California, keeps records relating to its function as the investment adviser to the Wireless Fund.

(b) Castle Investment Management, LLC, located at 277 S. Washington Street, Suite 335, Alexandria, VA 22314, keeps records relating to its function as the investment adviser to the Castle Focus Fund.

(c) St. James Investment Company, LLC, located at 3838 Oak Lawn Avenue, Suite 1414, Dallas, Texas 75219, keeps records relating to its function as the sub-adviser to the Castle Focus Fund.

(d) Bretton Capital Management, LLC, located at 25 Taylor Street, San Francisco, CA 94102, keeps records relating to its function as the adviser to the Bretton Fund.

(e) Christopher Weil & Company, Inc., located at 11236 El Camino Real, Suite 200, San Diego, California 92130, keeps records relating to its function as the investment adviser to the Christopher Weil & Company Core Investment Fund.

(f) Ensemble Capital Management, LLC located at 1350 Bayshore Highway, Suite 460, Burlingame, CA 94010, keeps records relating to its function as the investment adviser to the Ensemble Fund.

(g) Taylor Frigon Capital Management LLC located at 656 Santa Rosa Street, Suite 3B, San Luis Obispo, CA 93401, keeps records relating to its function as the investment adviser to the Taylor Frigon Core Growth Fund.

(h) Cargile Investment Management, Inc. located at 415 West Wall Street, Suite 2200, Midland, Texas 79701, keeps records relating to its function as the investment adviser to the Cargile Fund.

(i) Tandem Investment Advisors, Inc. located at 145 King Street, Suite 400, Charleston, South Carolina 29401, keeps records relating to its function as the sub-adviser to the Castle Tandem Fund.

(j) Alpha Fiduciary, Inc. located at 17010 E. Chauncey Lane Suite 130, Phoenix, AZ 85054, keeps records relating to its function as the sub-adviser to the Alpha Fiduciary Quantitative Strategy Fund.

ITEM 34. Management Services.

Not Applicable.

ITEM 35. Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 192 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of El Cajon and the State of California on this 25th day of March, 2020.

PFS Funds By: /s/ Ross C. Provence Ross C. Provence, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 192 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated below.

Signature	Title	Date

/s/ Ross C. Provence	President of the Funds	March 25, 2020
Ross C. Provence

/s/ Jeffrey R. Provence	Secretary, Treasurer and	March 25, 2020
Jeffrey R. Provence	Trustee of the Funds

/s/ Thomas H. Addis III*	Trustee of the Funds	March 25, 2020
Thomas H. Addis III

/s/ Allen C. Brown*	Trustee of the Funds	March 25, 2020
Allen C. Brown

/s/ George Cossolias*	Trustee of the Funds	March 25, 2020
George Cossolias, CPA

* By: /s/ Jeffrey R. Provence
        Jeffrey R. Provence, Secretary, Treasurer and Attorney-In-Fact

Date: March 25, 2020